                                             Nations
                                             Prime Fund

                                             Nations
                                             Treasury Fund

                                             Nations
                                             Government Money
                                             Market Fund

                                             Nations
                                             Tax Exempt Fund





                                              ANNUAL REPORT
                                              FOR THE PERIOD ENDED
                       MONEY MARKET FUNDS     MARCH 31, 2002
                       -------------------------------------------

                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The 12-month period ending March 31, 2002 marked a year of remarkable volatility, uncertainty and change in the markets. The tragic events of September 11, 2001 -- a terrorist attack of unspeakable magnitude -- shocked the United States and the world, sending markets worldwide into a short-term free fall. These events helped push the already fragile U.S. economy into recession for the first time after almost a decade of uninterrupted economic growth. The debacle of Enron and new concerns about corporate accounting also caused growing investor uncertainty.

                           To aid the sagging economy and begin the recovery process from recession, the Federal Reserve Board cut interest rates a record eight times during this reporting period, bringing them to their lowest level in nearly 40 years.

                           For the 12-month period, the three major stock market indexes -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index (S&P 500) and Nasdaq Composite Index(1) -- had modest, positive returns. Bond results for the same period, represented by the Lehman Aggregate Bond Index(2), were more muted than the prior 12-month period. Since the start of the year 2002, however, many economic indicators suggest we may be well along the path to recovery. The growth rate of the Gross Domestic Product, for example, increased from 1.7% for the fourth quarter of 2001 to 5.8% for first quarter of 2002, the fastest growth rate in more than two years.

                           OPPORTUNITIES ABOUND
                           One strongly advised investment approach, we believe, is to remain focused on long-term investment goals and not on short-term profits or losses. Investors who see the potential in "buying low" and "selling high" may also see the opportunities that a down or volatile market may present. In our view, now may be a good time to capture value by buying -- at a discount -- stocks or bonds of some of the most widely regarded companies. During these volatile times, buying small-, mid-cap and value prospects, in our view, may be an opportunity to acquire some respected companies at a discount, and corporate bonds appear particularly attractive as credit spreads relative to Treasuries narrow.

                           DIVERSIFICATION AND DISCIPLINE
                           These past two years could not have provided a more vivid example of the importance of having a diversified investment strategy. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing, particularly during uncertain times. It takes discipline to weather market uncertainty. It may be wise for you to meet with your investment professional to review your long-term financial goals, not just during volatile times, but on a more regular, disciplined basis.

---------------

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           Source for all statistical data -- Banc of America Capital Management, LLC

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           While the U.S. economy suffered its first downturn in a decade, we look for more positive signs from economic indicators in the coming months, which may provide a favorable backdrop for longer-term equity returns. Interest rates seem to have stabilized, inflation is quiescent and manufacturing data is looking better. We remain cautious, however, realizing that a number of risks could impact the markets, such as the continued war on terrorism, escalating conflict within the Middle East or an increase in oil prices, which has historically been a major contributing factor to the state of global economic conditions.

                           We also continue to look for opportunities on the fixed-income side. With the improving economy, declining default rates and wider spreads, we believe high-yield and corporate bonds may look favorable.

                           INSIGHTS AND ANALYSIS
                           Please read through your annual report to see what your Nations Funds portfolio managers have to say about the markets, the economy and how your investment has fared over the past 12 months.

                           Should you have any questions or comments on your annual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance and other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           March 31, 2002

TABLE OF CONTENTS

                                     ECONOMIC OVERVIEW                                               3
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Prime Fund                                            5
                                       Nations Treasury Fund                                        10
                                       Nations Government Money Market Fund                         12
                                       Nations Tax Exempt Fund                                      14
                                     Statements of operations                                       29
                                     Statements of changes in net assets                            30
                                     Statement of cash flows                                        32
                                     Schedules of capital stock activity                            33
                                     Financial highlights                                           36
                                     Notes to financial statements                                  44
                                     Tax information                                                51
                                     Fund governance                                                52

                                  NATIONS FUNDS
                                  RECOGNIZED FOR                        [DALBAR MUTUAL FUND SERVICE AWARD
                                  OUTSTANDING                           2001 GRAPHIC]
                                  SHAREHOLDER AND                       [DALBAR HONORS COMMITMENT TO:
                                  INTERMEDIARY SERVICE                  FINANCIAL INTERMEDIARIES 2001
                                                                        GRAPHIC]
                                  IN RECOGNITION OF ITS COMMITMENT
                                  TO PROVIDE SHAREHOLDERS AND           DALBAR, Inc. is a well-respected
                                  INVESTMENT PROFESSIONALS WITH THE     research firm that measures
                                  HIGHEST LEVEL OF SERVICE IN THE       customer service levels and
                                  MUTUAL FUND INDUSTRY, NATIONS         establishes benchmarks in the
                                  FUNDS RECEIVED THE DALBAR MUTUAL      financial services industry.
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                      [This page intentionally left blank]

ECONOMIC OVERVIEW

BANC OF AMERICA CAPITAL MANAGEMENT*

                           THE YEAR IN REVIEW
                           Over the past year, the U.S. economy suffered its first recession in more than a decade as well as the trauma of an unprecedented attack from terrorism. The ability of the U.S. financial markets to cope with these shocks demonstrates the resilience of our economic system.

                           While stock market performance varied by investment style and sector, most measures remained relatively flat or posted gains for the 12 months ended March 31, 2002. The Standard & Poor's 500 Composite Stock Price Index** remained essentially stable, with a total return of almost 0.2%. In contrast, gains by smaller companies pushed the total return of the Russell 2000 Index*** to nearly 14%.

                           Stock market performance across industry segments diverged widely over the past year. Anticipation of an economic recovery gave a sizable boost to basic material stocks, while investors also sought the safety of the consumer staples sector. Excess capacity, however, drove the share prices of many telecommunications service companies sharply lower.

                           The fixed-income markets faced pressure from rising long-term interest rates in early 2002, yet still managed to post a moderate return over the 12 months ending March 31, 2002. U.S. Treasury securities achieved a 3% return, as measured by the Lehman U.S. Treasury Index.+ Meanwhile, the Lehman Corporate Bond Index++ recorded a 5% gain.

                           After the longest expansion in U.S. history, the U.S. economy slipped into recession in March 2001, according to the Business Cycle Dating Committee of the National Bureau of Economic Research. The prior year's tightening of monetary policy, higher energy costs and the contraction in the stock market all acted to slow the economy, especially the "hard-hit" manufacturing sector. The September 11, 2001 terrorist attacks extended the downturn to other sectors, such as travel and tourism.

                           By historical standards, the past year's recession has been relatively short and mild. Real Gross Domestic Product (GDP) declined in only one quarter, the July through September 2001 period. Housing remained strong throughout the downturn and


                           *Banc of America Capital Management is the investment management group of Bank of America, N.A. and includes Banc of America Capital Management, LLC, investment sub-adviser to many Nations Funds, and other non-bank affiliates of Bank of America.

                           **The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           ***The Russell 2000 Index is an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           +The Lehman U.S. Treasury Index is an index consisting of U.S. Treasury debt obligations and is generally considered to be representative of U.S. Treasury market activity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           ++The Lehman Corporate Bond Index is an unmanaged market value-weighted index of investment- grade corporate fixed-rate debt issues with maturities of one year or more. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           Source of all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW CONTINUED...

                           consumer spending held up relatively well. However, corporate profits plunged and businesses slashed their capital spending budgets.

                           As 2001 drew to a close, forces were converging to produce an economic upswing in 2002. Eleven interest-rate cuts by the Federal Reserve Board (the "Fed") combined with tax cuts and increases in federal spending helped to refuel the U.S. economic engine. Meanwhile, businesses reacted quickly by bringing inventories in line with demand, and Americans displayed a remarkable ability to recover from last September's shock.

                           THE YEAR AHEAD
                           Recent economic statistics indicate that the recession has ended and an economic recovery has taken hold. With companies no longer able to fill sales with goods already on the shelf, production and real GDP turned sharply higher in the first quarter. Although significant risks persist, we believe the recovery should continue over the balance of 2002.

                           We also believe a gradual improvement in the job market, personal income gains and rising home equity values should support a further rise in consumer spending. Companies have been reluctant to increase their spending on technology products and other capital goods, but by the latter part of 2002 we believe many companies could grow more confident in a sustained economic recovery. Some improvement in operating margins and higher sales volumes, we feel, would allow profits to rebound over the next few quarters.

                           Favorable long-term productivity trends remain intact, which we believe should put the economy on track for expansion in 2002. We anticipate that the Fed will raise interest rates from today's extraordinarily low levels to keep inflation in check. However, even by year-end, interest rates may continue to be at moderate levels.

                           Looking ahead, investors may continue to face formidable risks that have recently been exacerbated by the worldwide war against terrorism and violence in the Middle East. Valuation levels also may remain a constraint. Yet, we believe that the fundamentals of the U.S. economy remain strong and the U.S. appears to be leading the rest of the world into recovery.

                           LYNN REASER, PH.D.
                           CHIEF ECONOMIST AND SENIOR MARKET STRATEGIST
                           BANC OF AMERICA CAPITAL MANAGEMENT

                           March 31, 2002

NATIONS FUNDS

Nations Prime Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.0%
            ASSET-BACKED -- AUTO LOANS -- 1.0%
$ 25,000    Americredit Automobile Receivables Trust,
              Series 2002-A, Class A1,
              1.920% 03/12/03........................................   $   25,000
   8,035    Daimler Chrysler Auto Trust,
              Series 2001-D, Class A1,
              2.210%& 04/06/02&&.....................................        8,035
  22,376    Household Automotive Trust, Series 2001-3, Class A1,
              2.383%& 04/17/02&&.....................................       22,376
   2,777    Nissan Auto Receivables Owner Trust,
              Series 2001-C, Class A1,
              3.445%& 04/15/02&&.....................................        2,777
                                                                        ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $58,188).........................................       58,188
                                                                        ----------
            BANK OBLIGATIONS -- 23.7%
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 3.6%
  50,000    Citibank N.A.
              1.835% 06/11/02........................................       50,000
 100,000    National Westminister Bank USA
              4.130% 06/05/02........................................       99,998
  50,000    SouthTrust Bank, N.A.
              4.070% 05/14/02........................................       50,000
                                                                        ----------
                                                                           199,998
                                                                        ----------
            CERTIFICATES OF DEPOSIT -- EURO -- 0.9%
  50,000    Halifax plc
              2.040% 09/30/02........................................       49,990
                                                                        ----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 18.3%
            Abbey National plc
  25,000      2.550% 11/12/02........................................       24,998
  25,000      2.290% 12/31/02........................................       24,996
            Abbey National Treasury Services plc
  25,000      2.070% 05/20/02........................................       25,002
  50,000      2.000% 09/04/02........................................       50,009
 100,000    Barclays Bank plc, (New York)
              1.750% 07/17/02........................................      100,000
  20,000    Bayerische Hypotheken und Vereinsbank AG, (New York)
              3.630% 08/20/02........................................       19,999
            Bayerische Landesbank Girozentrale, (New York)
  50,000      2.070% 05/20/02........................................       50,017
  50,000      1.790% 06/11/02........................................       50,003
  50,000    Canadian Imperial Bank of Commerce, (New York)
              3.825% 06/28/02........................................       50,031
            Commerzbank AG, (New York)
  50,000      4.140% 05/21/02........................................       50,000
  50,000      4.110% 08/02/02........................................       49,998

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Credit Agricole Indosuez, (New York)
$ 75,000      1.770% 07/31/02........................................   $   75,000
  25,000      1.960% 08/30/02........................................       25,000
  25,000      2.050% 09/30/02........................................       25,000
  10,000      2.980% 04/16/03........................................        9,998
  50,000    Deutsche Bank, (New York)
              2.400% 10/25/02........................................       50,000
  50,000    National Bank of Canada, (New York)
              4.090% 05/20/02........................................       50,001
            Toronto Dominion Bank, (New York)
  60,000      3.840% 06/28/02........................................       60,039
  25,000      2.000% 09/04/02........................................       25,004
            United Bank of Switzerland AG, (Stamford Connecticut)
 125,000      4.135% 05/31/02........................................      124,997
  25,000      3.638% 09/27/02........................................       24,998
            Westdeutsche Landesbank, (New York)
  25,000      4.080% 07/10/02........................................       24,999
  25,000      3.600% 08/14/02........................................       25,000
                                                                        ----------
                                                                         1,015,089
                                                                        ----------
            TIME DEPOSITS -- EURO -- 0.9%
  52,146    Societe Generale
              1.800% 04/01/02........................................       52,146
                                                                        ----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,317,223)......................................    1,317,223
                                                                        ----------
            CORPORATE OBLIGATIONS -- 60.1%
            COMMERCIAL PAPER -- 40.9%
            Amstel Funding Corporation
  25,000      Discount note 04/08/02#................................       24,991
  35,900      Discount note 04/12/02#................................       35,880
  51,411      Discount note 06/07/02.................................       51,227
  50,000    Bavaria TRR Corporation
              Discount note 04/09/02#................................       49,980
  21,500    Beta Finance Inc.
              Discount note 08/05/02.................................       21,353
  50,000    Corporate Receivables Corporation
              Discount note 06/13/02.................................       49,815
  50,000    Edison Asset Securitization LLC
              Discount note 05/07/02.................................       49,910
            Four Winds Funding LLC
  50,000      Discount note 04/11/02#................................       49,975
  50,000      Discount note 04/25/02#................................       49,939
            Galaxy Funding Inc.
  50,000      Discount note 05/10/02.................................       49,901
  40,000      Discount note 06/26/02#................................       39,817
            General Electric Capital Corporation
  25,000      Discount note 04/17/02#................................       24,975
  50,000      Discount note 05/20/02#................................       49,874
  25,000      Discount note 06/06/02.................................       24,916
  50,000    General Electric Capital International Funding
              Discount note 05/22/02.................................       49,871
            GIRO Balanced Funding Corporation
  58,088      Discount note 04/22/02#................................       58,026
  30,800      Discount note 06/20/02#................................       30,674

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Prime Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            GIRO Funding US Corporation
$ 50,660      Discount note 04/17/02.................................   $   50,619
  61,481      Discount note 05/14/02#................................       61,349
            Greyhawk Funding LLC
  32,500      Discount note 04/19/02#................................       32,472
  50,000      Discount note 06/05/02#................................       49,835
 100,715    Jupiter Securitization Corporation
              Discount note 04/08/02.................................      100,679
  25,000    MOAT Funding LLC
              Discount note 08/20/02#................................       24,808
  30,000    Mont Blanc Capital Corporation
              Discount note 04/16/02#................................       29,977
            Montauk Funding Corporation
  25,000      Discount note 04/22/02#................................       24,975
  50,000      Discount note 04/23/02#................................       49,948
  30,000      Discount note 08/26/02.................................       29,761
  25,000    Moriarty LLC
              Discount note 04/23/02#................................       24,966
            Ness LLC
  24,293      Discount note 04/23/02#................................       24,261
  15,242      Discount note 05/13/02#................................       15,206
  20,200      Discount note 07/15/02.................................       20,097
            Newport Funding Corporation
  50,000      Discount note 05/20/02#................................       49,876
  50,000      Discount note 06/12/02#................................       49,812
            Paradigm Funding LLC
  30,000      Discount note 05/02/02#................................       29,953
  30,000      Discount note 06/20/02#................................       29,876
            Park Avenue Receivables
  28,512      Discount note 04/11/02.................................       28,498
  50,000      Discount note 04/15/02#................................       49,964
  25,000    Royal Bank of Canada
              Discount note 09/30/02.................................       24,754
  87,810    Sheffield Receivables
              Discount note 04/22/02.................................       87,717
            Siefunds Corporation
  16,550      Discount note 04/08/02#................................       16,544
  42,000      Discount note 04/19/02#................................       41,962
            Sigma Finance Inc.
  15,000      Discount note 04/11/02#................................       14,991
  27,850      Discount note 05/10/02#................................       27,788
  50,000    Societe Generale North America
              Discount note 09/27/02.................................       49,505
  45,000    Surrey Funding Corporation
              Discount note 05/10/02.................................       44,912
  50,000      Discount note 05/20/02#................................       49,876
  31,470    Thames Asset Global Securitization
              Discount note 06/07/02#................................       31,362
            Trident Capital Finance
  55,500      Discount note 04/10/02#................................       55,474
  35,000      Discount note 04/19/02#................................       34,968
 100,000    Verizon Global Funding
              2.060%& 06/17/02&&.....................................      100,000
            Victory Receivables Corporation
  28,300      Discount note 04/12/02#................................       28,283
  53,430      Discount note 04/17/02#................................       53,390
  21,961      Discount note 05/08/02.................................       21,920

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$100,000    WCP Funding Inc.
              Discount note 04/11/02.................................   $   99,950
                                                                        ----------
                                                                         2,271,452
                                                                        ----------
            CORPORATE BONDS AND NOTES -- 19.2%
  50,000    American Honda Finance Corporation
              1.920%& 04/12/02&&##...................................       50,000
  10,270    Arogas Inc.
              2.078%& 04/04/02&&.....................................       10,270
  50,000    AT&T Capital Corporation
              2.066%& 04/23/02.......................................       50,004
            Bank One Corporation
  20,000      2.050%& 04/07/02&&.....................................       20,003
  20,000      2.119%& 04/30/02&&.....................................       20,028
  75,000    Bear Stearns and Company, Inc.
              1.921%& 05/30/02.......................................       75,000
  40,000    Caterpillar Financial Service Corporation
              1.961%& 06/01/02&&.....................................       40,000
   8,500    Caterpillar Real Estate Holding LLC
              2.230%& 04/04/02&&.....................................        8,500
  25,000    CC (USA) Inc.
              3.600% 08/23/02#.......................................       25,000
   4,775    Chase Manhattan Corporation
              1.970%& 04/29/02.......................................        4,776
  38,700    CIT Group, Inc.
              6.500% 06/14/02........................................       38,879
  13,445    Conestoga Wood Specialty
              2.000%& 04/04/02&&##...................................       13,445
   7,065    Cornell Iron Works Inc.
              2.050%& 04/04/02&&.....................................        7,065
            Credit Suisse First Boston, Inc.
  50,000      1.880%& 05/09/02##.....................................       50,000
  19,900      2.031%& 06/11/02&&##...................................       19,922
  10,225    Driftwood Landing Corporation
              2.000%& 04/04/02&&.....................................       10,225
   8,265    Erni Components Inc.
              2.000%& 04/04/02&&.....................................        8,265
  50,000    Federal Home Loan Bank
              4.250% 05/03/02........................................       50,008
  40,000    First Union Corporation
              2.050%& 04/09/02&&.....................................       40,007
   5,500    FleetBoston Financial Corporation
              2.000%& 05/01/02.......................................        5,501
            Ford Motor Credit Company
  50,000      2.100%& 04/05/02.......................................       50,000
   3,000      2.030%& 04/29/02.......................................        3,000
  32,040      2.060%& 05/01/02&&.....................................       32,042
  11,500      2.050%& 06/04/02.......................................       11,500
            General Motors Acceptance Corporation
  25,000      2.130%& 04/12/02.......................................       25,000
  17,302      1.995%& 04/29/02.......................................       17,302
   7,000      2.040%& 05/17/02.......................................        7,000
   7,500    Goldman Sachs Group, Inc.
              2.100%& 04/24/02&&.....................................        7,502
   4,075    Han Sung Industries
              2.050%& 04/04/02&&.....................................        4,075
   9,000    Hospital Laundry Services
              2.000%& 04/03/02&&.....................................        9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Prime Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Household Finance Corporation
$ 40,000      1.930%& 04/01/02&&.....................................   $   40,000
  50,000      1.979%& 04/16/02&&.....................................       50,000
  19,150      2.040%& 05/14/02.......................................       19,154
   6,000      2.110%& 05/24/02.......................................        6,002
   4,500    Jackson Tube Service Inc.
              2.050%& 04/04/02&&.....................................        4,500
   8,540    James A. Martin and Donna F. Martin
              2.050%& 04/04/02&&.....................................        8,540
   5,740    Johnson Research and Development
              2.000%& 04/04/02&&##...................................        5,740
   5,000    K2 (USA) LLC
              1.880%& 04/08/02&&#....................................        5,000
 100,000    Morgan Stanley Dean Witter and Company
              1.960%& 04/15/02&&.....................................      100,000
  18,000    National Rural Utilities Cooperative Finance Corporation
              1.754%& 04/17/02.......................................       18,000
  28,000    Northern Rock plc
              1.920%& 04/14/02&&.....................................       28,000
  25,000    Quebec Province
              7.500% 07/15/02........................................       25,337
   6,195    Resources and Conservation
              2.000%& 04/04/02&&.....................................        6,195
  11,350    Robb and Stucky Ltd.
              2.000%& 04/04/02&&.....................................       11,350
  20,530    Suncoast Beverage Sales
              2.000%& 04/04/02&&.....................................       20,530
   9,000    US Bancorp
              1.991%& 04/16/02&&.....................................        9,002
                                                                        ----------
                                                                         1,070,669
                                                                        ----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $3,342,121)......................................    3,342,121
                                                                        ----------
            EXTENDABLE COMMERCIAL NOTES -- 2.6%
            Citibank Credit Card Master Trust I,
  50,000      Discount note 04/17/02#................................       49,959
  25,000      Discount note 05/13/02.................................       24,946
  71,420    Discover Card Master Trust I, Series 2000-A,
              Discount note 04/12/02#................................       71,380
                                                                        ----------
            TOTAL EXTENDABLE COMMERCIAL NOTES
              (Cost $146,285)........................................      146,285
                                                                        ----------
            FUNDING AGREEMENTS -- 2.2%
  25,000    Anchor National Life Insurance Company
              1.941%& 04/01/02&&@@...................................       25,000
  50,000    Anchor National Life Insurance Company
              1.990%& 04/01/02&&@@...................................       50,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            FUNDING AGREEMENTS -- (CONTINUED)
$ 50,000    SunAmerica Life Insurance Company of America
              1.971%& 04/01/02&&@@...................................   $   50,000
                                                                        ----------
            TOTAL FUNDING AGREEMENTS
              (Cost $125,000)........................................      125,000
                                                                        ----------
            MUNICIPAL BONDS AND NOTES -- 2.5%
            CALIFORNIA -- 0.2%
  10,335    California Housing Finance Agency Revenue, Series 2000D,
              1.950%& 04/03/02&&.....................................       10,335
                                                                        ----------
            FLORIDA -- 0.3%
  16,900    Florida Housing Finance Agency, Revenue, Series 1993,
              (MBIA Insured, Westdeutsche Landesbank SBPA),
              1.950%& 04/04/02&&.....................................       16,900
                                                                        ----------
            GEORGIA -- 0.4%
   9,645    McDuffie County, Georgia Development Authority IDR,
              (Advance Stores Project) Series 1997, (First Union
              National Bank LOC),
              2.050%& 04/04/02&&.....................................        9,645
  13,935    Talbot County, Georgia Development Authority IDR,
              (Junction City Mining Company Project) Series 2000,
              (First Union National Bank LOC),
              2.050%& 04/04/02&&.....................................       13,935
                                                                        ----------
                                                                            23,580
                                                                        ----------
            MISSISSIPPI -- 0.4%
  15,000    Mississippi Business Financing Corporation IDR, (Telepex
              Inc. Project) Series 2000, (First Union National Bank
              LOC),
              2.000%& 04/04/02&&.....................................       15,000
   7,985    Mississippi Business Financing Corporation Revenue,
              Series 1997B, (First Union National Bank LOC),
              2.050%& 04/04/02&&.....................................        7,985
                                                                        ----------
                                                                            22,985
                                                                        ----------
            NEW JERSEY -- 0.1%
   7,650    New Jersey Economic Development Authority Revenue,
              Series 1997, (First Union National Bank LOC),
              2.050%& 04/03/02&&.....................................        7,650
                                                                        ----------
            NEW YORK -- 0.3%
  15,500    New York State Housing Finance Agency, Revenue, (Taxable
              -360 West 43 Street Project) Series 2002, (Bayerische
              Hypotheken und Vereinsbank LOC),
              2.000%& 04/03/02&&.....................................       15,500
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Prime Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            TEXAS -- 0.8%
$ 42,845    Harris County - Houston, Texas, Sports Authority Special
              Revenue, Jr. Lien, Series 2001D, (MBIA Insured, Morgan
              Guaranty Trust SBPA),
              2.050%& 04/04/02&&.....................................   $   42,845
                                                                        ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $139,795)........................................      139,795
                                                                        ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 4.0%
            FEDERAL HOME LOAN BANK (FHLB) -- 2.7%
  50,000      1.755%& 04/01/02&&.....................................       49,967
  50,000      1.776%& 04/20/02&&.....................................       49,992
  50,000      1.760%& 04/21/02&&.....................................       49,976
                                                                        ----------
                                                                           149,935
                                                                        ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.3%
  50,000      1.770%& 04/14/02&&.....................................       49,984
  23,315      Discount note 06/13/02.................................       23,228
                                                                        ----------
                                                                            73,212
                                                                        ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $223,147)........................................      223,147
                                                                        ----------
            U.S. TREASURY OBLIGATIONS -- 1.8%
            U.S. TREASURY BILLS -- 1.8%
  50,000      Discount note 08/08/02.................................       49,679
  50,000      Discount note 08/15/02.................................       49,656
                                                                        ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $99,335).........................................       99,335
                                                                        ----------

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 1.8%
              (Cost $100,000)
$100,000    Agreement with Goldman Sachs and Company, 1.940% dated
              03/28/02 to be repurchased at $100,022 on 04/01/02
              collateralized by: $100,000
              Various Commercial Paper, due 04/02/02 - 04/25/02;
              collateral valued at $102,000..........................   $  100,000
                                                                        ----------
            TOTAL INVESTMENTS
              (Cost $5,551,094*)..............................   99.7%   5,551,094
                                                                        ----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.3%
            Cash.....................................................   $       --**
            Receivable for Fund shares sold..........................           15
            Interest receivable......................................       28,795
            Payable for Fund shares redeemed.........................         (785)
            Investment advisory fee payable..........................         (816)
            Administration fee payable...............................         (487)
            Shareholder servicing and distribution fees payable......         (694)
            Distributions payable....................................       (6,161)
            Accrued Director's fees and expenses.....................         (252)
            Accrued expenses and other liabilities...................         (788)
                                                                        ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................       18,827
                                                                        ----------
            NET ASSETS........................................  100.0%  $5,569,921
                                                                        ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income.........   $      (27)
            Accumulated net realized loss on investments sold........         (329)
            Paid-in capital..........................................    5,570,277
                                                                        ----------
            NET ASSETS...............................................   $5,569,921
                                                                        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Prime Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




                                                                          VALUE
----------------------------------------------------------------------------------
            PRIMARY A SHARES:
            ($3,588,297,439 / 3,588,612,587 shares outstanding)......        $1.00
                                                                        ==========
            PRIMARY B SHARES:
            ($6,390,717 / 6,393,992 shares outstanding)..............        $1.00
                                                                        ==========
            INVESTOR A SHARES:
            ($475,923,384 / 475,996,817 shares outstanding)..........        $1.00
                                                                        ==========
            INVESTOR B SHARES:
            ($585,615,464 / 585,686,882 shares outstanding)..........        $1.00
                                                                        ==========
            INVESTOR C SHARES:
            ($3,232,091 / 3,233,843 shares outstanding)..............        $1.00
                                                                        ==========
            DAILY SHARES:
            ($874,703,185 / 875,049,055 shares outstanding)..........        $1.00
                                                                        ==========
            MARSICO SHARES:
            ($35,758,805 / 35,757,029 shares outstanding)............        $1.00
                                                                        ==========

---------------

 *Aggregate cost for federal tax purposes.

**Amount represents less than $500.

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

@@@Restricted Security (Note 5).

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Treasury Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 42.9%
            U.S. TREASURY BILLS -- 23.1%
$ 40,000      Discount note 04/11/02.................................   $   39,980
  20,000      Discount note 04/18/02.................................       19,983
  45,000      Discount note 04/25/02.................................       44,947
  15,000      Discount note 05/23/02.................................       14,962
  30,000      Discount note 05/30/02.................................       29,904
  30,000      Discount note 06/06/02.................................       29,903
  55,000      Discount note 06/13/02.................................       54,801
  10,000      Discount note 06/27/02.................................        9,956
  20,000      Discount note 07/25/02.................................       19,889
  20,000      Discount note 08/01/02.................................       19,876
  40,000      Discount note 08/15/02.................................       39,724
  85,000      Discount note 09/05/02.................................       84,301
                                                                        ----------
                                                                           408,226
                                                                        ----------
            U.S. TREASURY NOTES -- 19.8%
  40,000      6.375% 04/30/02........................................       40,084
  60,000      6.625% 04/30/02........................................       60,144
  30,000      7.500% 05/15/02........................................       30,136
  40,000      6.500% 05/31/02........................................       40,172
  60,000      6.625% 05/31/02........................................       60,253
  20,000      6.250% 07/31/02........................................       20,182
  15,000      6.000% 09/30/02........................................       15,309
  36,000      5.750% 10/31/02........................................       36,726
  10,000      5.625% 11/30/02........................................       10,243
  10,000      4.750% 01/31/03........................................       10,222
  25,000      5.500% 01/31/03........................................       25,653
                                                                        ----------
                                                                           349,124
                                                                        ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $757,350)........................................      757,350
                                                                        ----------
            REPURCHASE AGREEMENTS -- 50.6%
  50,000    Agreement with Barclays Capital Inc., 1.850% dated
              03/28/02 to be repurchased at $50,010 on 04/01/02
              collateralized by: $50,000 U.S. Treasury Note, 3.875%
              due 01/15/09; collateral valued at $51,000.............       50,000
  50,000    Agreement with Bear Stearns and Company, Inc., 1.900%
              dated 03/28/02 to be repurchased at $50,011 on 04/01/02
              collateralized by: $41,617 GNMA I, 6.500%-9.000% due
              12/15/08-03/15/32; $8,385 GNMA II, 6.500%-8.000% due
              07/20/28-02/20/31; collateral valued at $51,002........       50,000
 175,000    Agreement with First Union Securities, Inc., 1.900% dated
              03/28/02 to be repurchased at $175,037 on 04/01/02
              collateralized by: $125,606 GNMA I, 6.000%-9.250% due
              12/15/20-03/15/32; $49,394 GNMA II, 5.500%-7.500% due
              04/20/26-03/20/32; collateral valued at $178,500.......      175,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$ 50,000    Agreement with J.P. Morgan Securities Inc., 1.900% dated
              03/28/02 to be repurchased at $50,011 on 04/01/02
              collateralized by: $48,387 GNMA I, 6.000%-8.000% due
              06/15/28-03/15/32; $1,617 GNMA II, 7.500% due 05/20/31;
              collateral valued at $51,005...........................   $   50,000
 200,000    Agreement with Salomon Smith Barney Inc., 1.860% dated
              03/28/02 to be repurchased at $200,041 on 04/01/02
              collateralized by: $140,993 U.S. Treasury Bonds,
              5.250%-8.1250% due 08/15/21-02/15/29; $59,078 U.S.
              Treasury Notes, 6.1250% due 08/15/07; collateral valued
              at $204,072............................................      200,000
 200,000    Agreement with Salomon Smith Barney Inc., 1.910% dated
              03/28/02 to be repurchased at $200,042 on 04/01/02
              collateralized by: $200,000 GNMA, 7.000%-8.000% due
              08/20/30-05/20/31; collateral valued at $204,000.......      200,000
  50,000    Agreement with UBS Warburg, 1.850% dated 03/28/02 to be
              repurchased at $50,010 on 04/01/02 collateralized by:
              $51,003 U.S. Treasury Bill, due 05/02/02; collateral
              valued at $51,003......................................       50,000
  49,819    Agreement with Westdeutsche Landesbank, Girozentrale,
              1.700% dated 03/28/02 to be repurchased at $49,828 on
              04/01/02 collateralized by: $49,820 U.S. Treasury
              Bonds, 7.875% due 02/15/21; collateral valued at
              $50,816................................................       49,819
  70,000    Agreement with Westdeutsche Landesbank, Girozentrale,
              1.900% dated 03/28/02 to be repurchased at $70,015 on
              04/01/02 collateralized by: $70,000 GNMA, 7.000%-7.500%
              due 08/15/27-04/15/30; collateral valued at $71,400....       70,000
                                                                        ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $894,819)........................................      894,819
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Treasury Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                                          VALUE
                                                                          (000)
----------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $1,652,169*)..............................   93.5%  $1,652,169
                                                                        ----------
            OTHER ASSETS AND LIABILITIES (NET)................    6.5%
            Cash.....................................................   $        3
            Receivable for investment securities sold................      105,000
            Interest receivable......................................       11,484
            Investment advisory fee payable..........................         (236)
            Administration fee payable...............................         (147)
            Shareholder servicing and distribution fees payable......         (351)
            Distributions payable....................................       (1,108)
            Accrued Director's fees and expenses.....................         (179)
            Accrued expenses and other liabilities...................         (259)
                                                                        ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................      114,207
                                                                        ----------
            NET ASSETS........................................  100.0%  $1,766,376
                                                                        ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income.........   $     (119)
            Accumulated net realized loss on investments sold........         (196)
            Paid-in capital..........................................    1,766,691
                                                                        ----------
            NET ASSETS...............................................   $1,766,376
                                                                        ==========

                                                                          VALUE
----------------------------------------------------------------------------------
            PRIMARY A SHARES:
            ($528,796,071 / 529,214,852 shares outstanding)..........        $1.00
                                                                        ==========
            PRIMARY B SHARES:
            ($2,450,254 / 2,456,717 shares outstanding)..............        $1.00
                                                                        ==========
            INVESTOR A SHARES:
            ($1,101,599,023 / 1,102,182,438 shares outstanding)......        $1.00
                                                                        ==========
            INVESTOR B SHARES:
            ($91,247,265 / 91,359,357 shares outstanding)............        $1.00
                                                                        ==========
            INVESTOR C SHARES:
            ($117,142 / 117,198 shares outstanding)..................        $1.00
                                                                        ==========
            DAILY SHARES:
            ($42,165,955 / 42,258,442 shares outstanding)............        $1.00
                                                                        ==========

---------------

* Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Money Market Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 98.0%
            FEDERAL FARM CREDIT BANK (FFCB) -- 8.9%
 $ 5,000      1.710%+ 04/01/02++.....................................   $  5,000
  10,000      1.735%+ 04/01/02++.....................................      9,994
   5,000      1.720%+ 04/10/02++.....................................      4,999
   5,000      1.750%+ 05/03/02++.....................................      5,000
   2,000      Discount note 06/13/02.................................      1,987
   3,000      3.900% 06/17/02........................................      3,001
   5,000      5.000% 02/03/03........................................      5,095
   2,000      2.950% 04/01/03........................................      2,000
                                                                        --------
                                                                          37,076
                                                                        --------
            FEDERAL HOME LOAN BANK (FHLB) -- 87.9%
  30,000      1.730%+ 05/24/02++.....................................     29,987
  10,000      1.740%+ 06/27/02++.....................................      9,998
  20,000      1.743%+ 05/23/02++.....................................     19,995
  10,000      1.755%+ 06/17/02++.....................................      9,993
  10,000      1.740%+ 04/02/02++.....................................      9,996
  10,000      Discount note 04/10/02.................................      9,996
  10,000      1.775%+ 04/14/02++.....................................      9,994
  38,573      Discount note 04/17/02.................................     38,542
   5,000      1.760%+ 04/17/02++.....................................      5,000
  28,000      Discount note 04/19/02.................................     27,975
  10,000      1.786%+ 04/20/02++.....................................      9,999
  15,000      1.570%+ 04/21/02++.....................................     14,991
  15,000      1.760%+ 04/21/02++.....................................     14,993
  10,000      1.753%+ 04/23/02++.....................................      9,997
   4,000      5.250% 04/25/02........................................      4,003
  12,000      1.690%+ 04/30/02++.....................................     11,998
   5,000      1.710%+ 04/30/02++.....................................      4,997
  12,000      6.750% 05/01/02........................................     12,036
   5,000      1.730%+ 05/14/02++.....................................      4,998
   5,000      4.000% 05/14/02........................................      5,000
   3,000      Discount note 05/16/02.................................      2,993
  10,000      1.760%+ 05/19/02++.....................................      9,997
   5,000      1.750%+ 06/04/02++.....................................      4,998
   5,000      4.000% 06/05/02........................................      4,999
   2,000      Discount note 06/07/02.................................      1,994
   5,000      1.741%+ 06/11/02++.....................................      4,999
  16,647      Discount note 06/19/02.................................     16,581
  10,000      Discount note 06/26/02.................................      9,956
     320      Discount note 07/09/02.................................        318
   2,000      6.875% 07/18/02........................................      2,027
     800      6.750% 08/15/02........................................        810
  10,762      Discount note 08/28/02.................................     10,674
   2,500      5.550% 09/11/02........................................      2,538
   2,000      Discount note 09/27/02.................................      1,981
   3,000      6.250% 11/15/02........................................      3,077
   1,000      6.375% 11/15/02........................................      1,026
   2,000      6.375% 11/15/02........................................      2,053
   1,000      2.570% 12/24/02........................................      1,000

PRINCIPAL
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
  $4,000      2.455% 12/27/02........................................   $  4,000
   3,000      5.125% 01/13/03........................................      3,068
   5,000      2.125% 02/07/03........................................      4,993
   1,000      5.000% 02/28/03........................................      1,024
   3,000      2.500% 03/26/03........................................      2,998
   2,000      2.600% 04/08/03........................................      1,998
                                                                        --------
                                                                         364,590
                                                                        --------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.2%
   5,000      3.750% 07/01/02........................................      5,020
                                                                        --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $406,686)........................................    406,686
                                                                        --------
            U.S. TREASURY OBLIGATIONS -- 2.4%
            U.S. TREASURY BILLS -- 2.4%
   5,000      Discount note 05/30/02.................................      4,983
   5,000      Discount note 06/06/02.................................      4,983
                                                                        --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $9,966)..........................................      9,966
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $416,652*)................................  100.4%   416,652
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................   (0.4)%
            Cash.....................................................   $      1
            Interest receivable......................................      1,304
            Investment advisory fee payable..........................        (23)
            Administration fee payable...............................        (38)
            Shareholder servicing and distribution fees payable......        (21)
            Distributions payable....................................       (540)
            Payable for investment securities purchased..............     (2,000)
            Accrued Trustees' fees and expenses......................        (63)
            Accrued expenses and other liabilities...................        (93)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................     (1,473)
                                                                        --------
            NET ASSETS........................................  100.0%  $415,179
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $      1
            Accumulated net realized gain on investments sold........         44
            Paid-in capital..........................................    415,134
                                                                        --------
            NET ASSETS...............................................   $415,179
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Government Money Market Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            ($341,744,461 / 341,711,947 shares outstanding)..........      $1.00
                                                                        ========
            PRIMARY B SHARES:
            ($882,642 / 883,031 shares outstanding)..................      $1.00
                                                                        ========
            INVESTOR A SHARES:
            ($13,582,843 / 13,578,175 shares outstanding)............      $1.00
                                                                        ========
            INVESTOR B SHARES:
            ($34,632,088 / 34,625,818 shares outstanding)............      $1.00
                                                                        ========
            INVESTOR C SHARES:
            ($493,901 / 493,785 shares outstanding)..................      $1.00
                                                                        ========
            DAILY SHARES:
            ($23,842,927 / 23,840,972 shares outstanding)............      $1.00
                                                                        ========

---------------

 *Aggregate cost for federal tax purposes.

 +Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

++Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.8%
            ALABAMA -- 3.3%
 $ 8,265    Alabama Housing Finance Authority Multi-Family Housing
              Revenue Refunding, (Rime Village Apartments - Hoover
              Project) Series 1996A,
              (FNMA Collateral Agreement),
              1.450% 06/15/26**#.....................................   $    8,265
  10,775    Alabama Housing Finance Authority Multi-Family Housing
              Revenue Refunding, (Rime Village Apartments -
              Huntsville Project) Series 1996B,
              (FNMA Collateral Agreement),
              1.450% 06/15/26**#.....................................       10,775
   9,050    ASMS Mobile, Alabama Public Educational Building
              Authority Revenue, (Alabama High School Math and
              Science Foundation Project)
              Series 1997, (AmSouth Bank of Alabama N.A. LOC),
              1.630% 07/01/22**......................................        9,050
  20,360    Birmingham, Alabama Medical Clinic Board Revenue,
              (Medical Advancement Foundation Project) Series 2000A,
              (Columbus Bank & Trust LOC,
              First Commercial Bank LOC),
              1.660% 09/01/30**......................................       20,360
   7,600    Birmingham, Alabama Medical Clinic Board Revenue,
              (University of Alabama Health Services Foundation
              Project)
              Series 2001A, (Columbus Bank and Trust LOC),
              1.630% 03/01/31**......................................        7,600
  17,340    Birmingham, Alabama Special Care Facilities Financing
              Authority Revenue, (Baptist Medical Center Project)
              Series 2000 PA-354, (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              1.710% 11/01/02**#.....................................       17,340
  23,485    Birmingham, East Alabama Medical Center East Special Care
              Facilities Financing Authority Revenue,
              Series 2001 PT-569, (MBIA Insured, Merrill Lynch SBPA),
              1.590% 07/01/15**......................................       23,485
   2,250    Gadsen, Alabama Industrial Development Board PCR
              Refunding, (Alabama Power Company Project) Series 1994,
              1.550% 06/01/15**......................................        2,250
     560    Homewood, Alabama Industrial Development Board Revenue
              Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.550% 11/01/04**......................................          560
                                                                        ----------
                                                                            99,685
                                                                        ----------

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ALASKA -- 0.3%
 $ 9,995    Alaska State Housing Finance Corporation Housing Revenue,
              Series 1998 PA-332,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.570% 12/01/19**#.....................................   $    9,995
                                                                        ----------
            ARIZONA -- 1.3%
  17,800    Apache County, Arizona Industrial Development Authority
              Revenue, (Tucson Electric Power Company Project) Series
              1983A,
              (Toronto Dominion Bank LOC),
              1.450% 12/15/18**......................................       17,800
  20,450    Scottsdale, Arizona Industrial Development Authority
              Revenue, (Notre Dame Prepatory School Project) Series
              2001A, (Bank One Arizona LOC),
              1.550% 05/01/21**......................................       20,450
                                                                        ----------
                                                                            38,250
                                                                        ----------
            ARKANSAS -- 0.6%
  11,500    Crossett, Arkansas PCR Refunding, (Georgia-Pacific
              Corporation Project)
              Series 1998, (Bank of America N.A. LOC),
              1.450% 08/01/04**#.....................................       11,500
   6,300    Little Rock, Arkansas Metrocentre District Number 1
              Improvement Revenue, (Little Rock Newspapers, Inc.
              Project)
              Series 1985, (Bank of New York LOC),
              1.450% 12/01/25**#.....................................        6,300
                                                                        ----------
                                                                            17,800
                                                                        ----------
            CALIFORNIA -- 3.3%
  19,725    California Higher Education Loan Authority Inc., Student
              Loan Revenue Refunding, Sr. Lien, Series 1992A-1,
              (SLMA Guarantee), Mandatory Put 07/01/02,
              2.620% 10/01/02........................................       19,725
  15,000    California State, Revenue Anticipation Notes, Series
              2001A,
              3.250% 06/28/02........................................       15,053
   5,000    California State, Revenue Anticipation Notes, Series
              2001B,
              1.680% 06/28/02**......................................        5,000
  40,000    California State, Revenue Anticipation Notes, Series
              2001C,
              1.503% 06/28/02**......................................       40,000
   1,600    Los Angeles, California Regional Airports Improvement
              Corporation Corporate Lease Revenue, (American Airlines
              Inc. Project) Series 1984G, (Bayerische Landesbank
              Girozentrale LOC),
              1.460% 12/01/24**......................................        1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,000    Los Angeles, California Regional Airports Improvement
              Corporation Lease Revenue, (Los Angeles International
              Airport Project) Series 1985, (Societe Generale LOC),
              1.460% 12/01/25**......................................   $    1,000
  15,000    Sacramento County, California Sanitation District
              Financing Authority Revenue,
              Series 2000C, (Credit Agricole LOC),
              1.600% 12/01/30**......................................       15,000
   1,850    Stanislaus, California Waste-to-Energy Financing Agency
              Solid Waste Facilities, (Ogden Martin System Project)
              Series 2000, (MBIA Insured, Morgan Guaranty Trust
              SBPA),
              1.400% 01/01/10**......................................        1,850
                                                                        ----------
                                                                            99,228
                                                                        ----------
            COLORADO -- 3.1%
   7,050    Adams County, Colorado Multi-Family Housing Revenue,
              (Hunter's Cove Project) Series 1985A, (FHLMC
              Guarantee),
              1.500% 01/15/14**......................................        7,050
   4,600    Arapahoe County, Colorado Multi-Family Revenue Refunding,
              (Hunters Run Project) Series 2001, (FHLMC Liquidity
              Facility),
              1.450% 08/01/31**......................................        4,600
   6,400    Arapahoe County, Colorado Multi-Family Revenue Refunding,
              (Stratford Station Project) Series 1994, (FNMA
              Collateral Agreement),
              1.500% 11/01/17**......................................        6,400
  10,000    Colorado Springs, Colorado Utilities Revenue Refunding,
              Sub Lien,
              Series 2001,
              4.500% 11/15/02........................................       10,191
   7,965    Denver City and County, Colorado Multi-Family Housing
              Revenue Refunding, (Regency Park Project) Series 1989B,
              (Commerzbank A.G. LOC),
              1.650% 12/15/14**......................................        7,965
   5,655    Douglas County, Colorado School District Number 1, Series
              2001, Putable Receipts - 163, (MBIA Insured, Morgan
              Guaranty SBPA),
              1.580% 06/15/09**......................................        5,655
   5,305    El Paso County, Colorado Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments Project)
              Series 1995, (FHLMC Guarantee),
              1.500% 12/01/24**#.....................................        5,305

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $10,000    El Paso County, Colorado School District Number 11
              Colorado Springs TAN,
              Series 2001, (State Aid Withholding),
              3.500% 06/28/02........................................   $   10,024
  35,315    Moffat County, Colorado PCR, (Tri-State Colorado - Utah
              Electric Cooperative Project) Series 1984, (AMBAC
              Insured, Societe Generale SBPA),
              1.600% 07/01/10**......................................       35,315
                                                                        ----------
                                                                            92,505
                                                                        ----------
            DELAWARE -- 4.8%
  15,000    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc.
              Project)
              Series 1985A, (AMBAC Insured, Morgan Stanley SBPA),
              1.450% 12/01/15**......................................       15,000
  62,775    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc.
              Project)
              Series 1985B, (AMBAC Insured, Morgan Stanley SBPA),
              1.450% 12/01/15**......................................       62,775
  64,605    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc.
              Project)
              Series 1985C, (AMBAC Insured, Morgan Stanley SBPA),
              1.450% 12/01/15**......................................       64,605
                                                                        ----------
                                                                           142,380
                                                                        ----------
            FLORIDA -- 3.1%
   1,900    Alachua County, Florida Health Facilities Authorities
              Revenue, (Shands Teaching Hospital Project) Series
              1996B,
              (MBIA Insured, First Union National Bank SBPA),
              1.440% 12/01/26**......................................        1,900
   9,915    Dade County, Florida Special Revenue, (Youth Fair and
              Exposition Project)
              Series 1995, (SunTrust Bank of Central Florida LOC),
              1.500% 08/01/15**......................................        9,915
  23,140    Florida Housing Finance Agency Multi-Family Housing
              Revenue, (Kings Colony Associates Ltd. Project)
              Series 1988D, (Credit Suisse First Boston LOC),
              1.550% 08/01/06**......................................       23,140
  17,715    Florida State Board Education Lottery Revenue, Series
              2000, Putable Receipts-222, (FGIC Insured, Morgan
              Guaranty Trust SBPA),
              1.580% 07/01/17**#.....................................       17,715
  11,000    Jacksonville, Florida Hospital Revenue, (University
              Medical Center Project)
              Series 1989, (Morgan Guaranty Trust LOC),
              1.600% 02/01/19**......................................       11,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,645    Manatee County, Florida Housing Finance Authority,
              Multi-Family Mortgage Revenue, (Hampton Court Project)
              Series 1989A, (Credit Suisse First Boston LOC),
              1.500% 06/01/07**#.....................................   $    3,645
  10,500    Miami, Florida Health Facilities Authority Health
              Facilities Revenue, (Miami Jewish Home and Hospital
              Project) Series 1996, (SunTrust Bank Miami LOC),
              1.500% 12/01/16**#.....................................       10,500
  10,000    Orange County, Florida Industrial Development Authority
              IDR, (Bishop Moore High School Project)
              Series 2000, (SunTrust Bank LOC),
              1.500% 10/01/25**......................................       10,000
   2,400    St. Lucie County, Florida IDR Refunding, (Florida
              Convalescent Centers Project)
              Series 1988, (Toronto Dominion Bank LOC),
              1.450% 01/01/11**......................................        2,400
   3,900    Sunshine State Governmental Financing Commission, (Bank
              of Nova Scotia Liquidity Agreement),
              1.300% 06/07/02........................................        3,900
                                                                        ----------
                                                                            94,115
                                                                        ----------
            GEORGIA -- 11.3%
     400    Bartow County, Georgia Development Authority PCR,
              (Georgia Power Company - Bowden Project) Series 1998,
              1.500% 03/01/24**......................................          400
   5,300    Bibb County, Georgia Development Authority Revenue,
              (First Presbyterian Day School Project) Series 1999,
              (SunTrust Bank of Georgia LOC),
              1.500% 05/01/19**#.....................................        5,300
  20,000    Burke County, Georgia Development Authority PCR, (Georgia
              Power Company - Vogtle Project) Series 1995,
              1.500% 04/01/25**......................................       20,000
   9,050    Burke County, Georgia Development Authority PCR, (Georgia
              Power Company Plant - Plant Vogtle Project) Series
              1995-3,
              1.500% 09/01/25**......................................        9,050
  13,300    Clayton County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (Southern Regional Medical
              Center Project) Series 1998B, (SunTrust Bank LOC),
              1.500% 08/01/19**#.....................................       13,300

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,300    Cobb County, Georgia Residential Care Facilities Elderly
              Authority, (North Georgia Presbyterian Homes, Inc.
              Project) Series 1993, (SunTrust Bank LOC),
              1.500% 08/01/18**#.....................................   $    3,300
  14,285    Cobb-Marietta, Georgia Coliseum and Exhibit Hall
              Authority Revenue, Jr. Lien, Series 1996A, (MBIA
              Insured, SunTrust Bank SBPA),
              1.500% 10/01/26**#.....................................       14,285
  11,630    Columbia County, Georgia Residential Care Facilities for
              the Elderly Authority Revenue, (Augusta Residential
              Center on Aging Project) Series 1994, (SunTrust Bank
              LOC),
              1.500% 01/01/21**#.....................................       11,630
  20,500    Columbus, Georgia Hospital Authority Revenue, (St.
              Francis Hospital Inc., Project) Series 2000A, (Columbus
              Bank & Trust LOC),
              1.630% 01/01/31**......................................       20,500
   2,250    Columbus, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Quail Ridge Project)
              Series 1988, (Columbus Bank & Trust LOC),
              1.850% 02/01/05**......................................        2,250
   2,520    Columbus, Georgia Industrial and Port Development
              Commission Revenue Refunding, (Parisian, Inc. Project)
              Series 1995, (Columbus Bank & Trust LOC),
              1.900% 04/01/07**#.....................................        2,520
   4,280    DeKalb County, Georgia Development Authority Industrial
              Educational Revenue, (Catholic School Properties, Inc.
              Project) Series 1999, (Wachovia Bank, N.A. LOC),
              1.500% 04/01/24**#.....................................        4,280
   6,415    DeKalb County, Georgia Development Authority Revenue,
              (American Cancer Society, Inc. Project)
              Series 1988, (SunTrust Bank LOC),
              1.500% 05/01/13**#.....................................        6,415
   2,560    DeKalb County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (DeKalb Medical Center, Inc.
              Project) Series 1994, (SunTrust Bank LOC),
              1.500% 09/01/09**#.....................................        2,560
  10,650    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue Refunding, (Camden Brook Project)
              Series 1995, (FNMA Collateral Agreement),
              1.500% 06/15/25**......................................       10,650

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $15,935    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue Refunding, (Wood Terrace Apartments
              Project) Series 1995, (FNMA Collateral Agreement),
              1.500% 12/15/15**......................................   $   15,935
   5,100    DeKalb County, Georgia Industrial Development Authority
              IDR, (A.G. Rhodes Home Inc. Project)
              Series 1996, (SunTrust Bank LOC),
              1.500% 03/01/21**#.....................................        5,100
   5,000    Floyd County, Georgia Development Authority University
              and College Improvement Revenue, (Berry College, Inc.
              Project) Series 1999, (SunTrust Bank LOC),
              1.500% 03/01/24**......................................        5,000
  26,900    Fulton County, Georgia Development Authority Revenue,
              (Catholic School Properties, Inc. Project) Series 1999,
              (Wachovia Bank, N.A. LOC),
              1.500% 04/01/24**#.....................................       26,900
  12,500    Fulton County, Georgia Development Authority Revenue,
              (Robert W. Woodruff Arts Center Project)
              Series 1993, (Wachovia Bank of Georgia LOC),
              1.500% 08/01/18**#.....................................       12,500
   3,000    Fulton County, Georgia Development Authority Revenue,
              (Spelman College Project) Series 1996, (SunTrust Bank
              LOC),
              1.500% 06/01/16**#.....................................        3,000
  15,000    Gainesville, Georgia Redevelopment Authority Educational
              Facilities Revenue, (Riverside Military Project)
              Series 1999, (Wachovia Bank of North Carolina, N.A.
              LOC),
              1.500% 07/01/24**#.....................................       15,000
   7,500    Gwinnett County, Georgia Industrial Development Authority
              IDR, (United Stationers Company Project)
              Series 1990, (PNC Bank of Ohio, N.A. LOC),
              1.500% 12/31/02**#.....................................        7,500
   7,640    Marietta, Georgia Housing Authority Multi-Family Revenue,
              (Franklin Walk Apartments Project) Series 1990,
              (Wachovia Bank, N.A. LOC),
              1.500% 01/01/32**......................................        7,640
  11,225    Marietta, Georgia Housing Authority Multi-Family Revenue,
              (Winterset Apartments Project) Series 1996P, (FNMA
              Collateral Agreement),
              1.500% 02/01/26**......................................       11,225

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $35,000    Municipal Electric Authority of Georgia Subordinated
              Revenue, (Georgia MEAG Project Number One)
              Series 1994E, (FSA Insured, Dexia Public Finance Bank
              SBPA),
              1.400% 01/01/26**......................................   $   35,000
   1,000    Newton County, Georgia Industrial Development Authority
              IDR, (H.B. Fuller Company Project) Series 1984, (Banc
              One, N.A. LOC),
              1.650% 12/01/04**......................................        1,000
  22,300    Putnam County, Georgia Development Authority PCR,
              (Georgia Power Company Plant Project) Series 1997-2,
              1.500% 09/01/29**......................................       22,300
   9,400    Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services,
              Inc. Project) Series 1999, (SunTrust Bank LOC),
              1.500% 01/01/19**......................................        9,400
   8,600    Smyrna, Georgia Housing Authority Multi-Family Housing
              Revenue, (Gardens of Post Village Apartment Project)
              Series 1996, (FNMA Collateral Agreement),
              1.450% 06/01/25**#.....................................        8,600
  18,400    Smyrna, Georgia Housing Authority Multi-Family Housing
              Revenue, (Post Apartment Homes - Post Valley, LP
              Project) Series 1995, (FNMA Collateral Agreement),
              1.450% 06/01/25**#.....................................       18,400
   2,600    Thomasville, Georgia Payroll Development Authority
              Industrial Revenue, (Scruggs Company Project)
              Series 2000, (First Union National Bank LOC),
              1.700% 08/01/10**#.....................................        2,600
   5,250    Worth County, Georgia Industrial Development Authority
              Revenue Refunding, (Seabrook Enterprises, Inc. Project)
              Series 1996A, (Harris Trust and Savings Bank LOC),
              1.500% 08/01/23**#.....................................        5,250
                                                                        ----------
                                                                           338,790
                                                                        ----------
            ILLINOIS -- 13.7%
   2,100    Chicago, Illinois O'Hare International Airport Authority
              Revenue, (American Airlines, Inc. Project) Series
              1983B, (Bayerische Hypotheken und Vereinsbank LOC),
              1.500% 12/01/17**......................................        2,100
  18,300    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1984A,
              (Societe Generale LOC),
              1.440% 01/01/15**......................................       18,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,080    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1994C,
              (Societe Generale LOC),
              1.450% 01/01/18**......................................   $    4,080
  15,500    Du Page County, Illinois Revenue, (Benedictine University
              Building Project) Series 1999, (LaSalle National Bank,
              N.A. LOC),
              1.520% 07/01/24**......................................       15,500
   1,715    Illinois Development Finance Authority IDR Refunding,
              (St. Xavier University Project) Series 1992, (American
              National Bank & Trust Company LOC),
              1.500% 10/01/12**......................................        1,715
   5,655    Illinois Development Finance Authority IDR, (Mason
              Corporation Project)
              Series 2000A, (American National Bank & Trust LOC),
              1.800% 11/01/20**......................................        5,655
   7,000    Illinois Development Finance Authority Revenue, (American
              Academy of Dermatology Project) Series 2001, (American
              National Bank & Trust LOC),
              1.650% 04/01/21**......................................        7,000
   5,095    Illinois Development Finance Authority Revenue, (Little
              City Foundation Project) Series 1994, (LaSalle National
              Bank LOC),
              1.500% 02/01/19**......................................        5,095
  48,600    Illinois Development Finance Authority Revenue, (Lyric
              Opera of Chicago Project) Series 1994, (Northern Trust
              Company LOC, Bank One of Michigan LOC, Harris Trust &
              Savings Bank LOC),
              1.500% 12/01/28**......................................       48,600
   8,900    Illinois Educational Facilities Authority Revenue, (Arts
              Club of Chicago Project) Series 1996, (Northern Trust
              Company LOC),
              1.500% 01/01/26**......................................        8,900
     700    Illinois Educational Facilities Authority Revenue,
              (Chicago Historical Society Project) Series 1985,
              (Northern Trust Company LOC),
              1.500% 12/01/25**#.....................................          700
  12,600    Illinois Educational Facilities Authority Revenue, (John
              F. Kennedy Healthcare Foundation Project) Series 1995,
              (LaSalle National Bank LOC),
              1.500% 12/01/25**......................................       12,600
   8,235    Illinois Educational Facilities Authority Revenue,
              (Museum of Science and Industry Project) Series 1992,
              (First National Bank of Chicago LOC),
              1.550% 10/01/26**......................................        8,235

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $16,469    Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1988,
              (Northern Trust Company SBPA),
              1.550% 03/01/28**......................................   $   16,469
  13,210    Illinois Educational Facilities Authority Revenue,
              (University Pooled Financing Project) Series 1985,
              (FGIC Insured, First National Bank of Chicago SBPA),
              1.500% 12/01/05**......................................       13,210
  10,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project),
              1.300% 05/02/02**......................................       10,000
  11,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project)
              Series 1985B,
              1.850% 08/15/15**......................................       11,000
   7,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project)
              Series 1988,
              1.350% 08/29/02**......................................        7,000
  10,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project)
              Series 1990A, (AMBAC Insured),
              2.650% 07/31/02**......................................       10,000
  20,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project)
              Series 1996,
              1.950% 09/30/02**......................................       20,000
   4,000    Illinois Health Facilities Authority Revenue, (Gottlieb
              Health Resources, Inc. Project) Series 1994, (Harris
              Trust & Savings Bank LOC),
              1.500% 11/15/24**......................................        4,000
  40,000    Illinois Health Facilities Authority Revenue,
              (Resurrection Healthcare Project) Series 1999B, (FSA
              Insured, LaSalle National Bank, N.A. SBPA),
              1.500% 05/15/29**......................................       40,000
   8,000    Illinois Health Facilities Authority Revenue, (Revolving
              Fund Pooled Project) Series 1985C, (First National Bank
              of Chicago LOC),
              1.550% 08/01/15**......................................        8,000
   9,300    Illinois Health Facilities Authority Revenue, (Sacramento
              Development Association - Park Plaza Center Project)
              Series 1996, (LaSalle National Bank LOC),
              1.500% 09/15/20**......................................        9,300

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $34,850    Illinois Health Facilities Authority Revenue, (University
              of Chicago Hospital Project) Series 1994C, (MBIA
              Insured, Comerica Bank SBPA),
              1.400% 08/15/26**......................................   $   34,850
  15,500    Illinois State Development Finance Authority Economic
              Development Revenue, (Roosevelt University Project)
              Series 1995, (American National Bank & Trust Company
              LOC),
              1.500% 04/01/25**......................................       15,500
   3,620    Illinois State Development Finance Authority Revenue,
              (Chicago Academy of Sciences Project) Series 1997,
              (American National Bank & Trust Company LOC),
              1.500% 01/01/31**......................................        3,620
   7,000    Jackson-Union County, Illinois Regional District Port
              Facilities Revenue Refunding, (Enron Transportation
              Services Project) Series 1994, (First Union National
              Bank LOC),
              1.510% 04/01/24**......................................        7,000
  13,700    Kane County, Illinois Educational Facilities Revenue,
              (Glenwood School for Boys Project) Series 1993, (Harris
              Trust & Savings Bank LOC),
              1.500% 02/01/28**......................................       13,700
  23,500    Lisle, Illinois Multi-Family Housing Revenue, (Ashley of
              Lisle Project)
              Series 1987, (FHLMC Guarantee),
              1.480% 12/15/25**#.....................................       23,500
   4,995    Mount Morris, Illinois Revenue, (Brethren Home Project)
              Series 1997, (LaSalle National Bank LOC),
              1.500% 06/01/27**......................................        4,995
   7,200    Mundelein, Illinois IDR Refunding, (1200 Town Line Road
              Project) Series 1992, (Northern Trust Company LOC),
              1.500% 01/01/06**......................................        7,200
   7,000    Oak Forest, Illinois Revenue, (Homewood Pool - South
              Suburban Mayors Project)
              Series 1989, (Bank One, N.A. LOC),
              1.550% 07/01/24**......................................        7,000
   4,000    Sauget, Illinois GO,
              Series 1997, (Dexia Credit Communal de Belgique LOC),
              1.450% 02/01/16**......................................        4,000
                                                                        ----------
                                                                           408,824
                                                                        ----------
            INDIANA -- 2.6%
     505    Evansville, Indiana IDR Refunding, (Keebler Company
              Project) Series 1993, (Bank of New York LOC),
              1.550% 06/01/04**......................................          505

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 6,000    Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              Mandatory Put 06/04/02,
              1.550% 11/15/36**......................................   $    6,000
  30,000    Indiana Health Facilities Financing Authority Revenue,
              Series 2001GP-A-3, Mandatory Put 03/04/03,
              1.800% 11/15/36**......................................       30,000
  14,900    Indiana State Development Finance Authority Economic
              Development Educational Facilities Revenue, (Indiana
              Historical Society Project) Series 1997, (Bank One
              Michigan, N.A. LOC),
              1.550% 08/01/31**#.....................................       14,900
   9,050    Indiana State Development Finance Authority IDR, (Indiana
              University Foundation Project) Series 1998, (National
              City Bank LOC),
              1.650% 08/01/18**#.....................................        9,050
     325    Indiana State Health Facilities Financing Authority
              Revenue, (Capital Access Designated Pool Project)
              Series 1997, (Comerica Bank, N.A. LOC),
              1.500% 01/01/12**......................................          325
   4,900    Indianapolis, Indiana Economic Development Revenue,
              (Edgcomb Metals Company Project) Series 1983, (Wells
              Fargo Bank LOC),
              1.500% 12/01/08**......................................        4,900
   4,940    St. Joseph County, Indiana Economic Development Revenue,
              (Brothers of the Holy Cross Project) Series 1997, (Key
              Bank, N.A. LOC),
              1.600% 09/01/17**#.....................................        4,940
   6,600    Terre Haute, Indiana Economic Development Revenue, (First
              Financial Corporation Project) Series 1985, (First
              National Bank of Chicago LOC),
              1.550% 12/01/15**......................................        6,600
                                                                        ----------
                                                                            77,220
                                                                        ----------
            IOWA -- 0.8%
   4,700    Iowa Higher Education Loan Authority Revenue,
              (Educational Loan Private College Facilities Project)
              Series 1985, (MBIA Insured, Chase Manhattan SBPA),
              1.550% 12/01/15**......................................        4,700
  12,500    Iowa State School Cash Anticipation Program, Series
              2002B, (FSA State Aid Witholding),
              2.250% 01/30/03........................................       12,545
   8,000    Iowa State TRAN, GO,
              Series 2001,
              3.000% 06/27/02........................................        8,022
                                                                        ----------
                                                                            25,267
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            KANSAS -- 0.4%
 $ 5,400    Kansas Industrial Development Finance Authority Revenue,
              (PQ Corporation Project) Series 1988, (Bank of New York
              LOC),
              1.450% 08/01/15**#.....................................   $    5,400
   6,065    Topeka, Kansas, GO,
              Series 2001B,
              3.250% 08/01/02........................................        6,077
                                                                        ----------
                                                                            11,477
                                                                        ----------
            KENTUCKY -- 0.2%
   5,700    Middletown, Kentucky Revenue, (Christian Academy
              Louisville Project) Series 1997, (Bank One of Kentucky,
              N.A. LOC),
              1.650% 07/01/22**#.....................................        5,700
                                                                        ----------
            LOUISIANA -- 3.9%
  18,000    Ascension Parish, Louisiana PCR Refunding, (Borden, Inc.
              Project)
              Series 1992, (Credit Suisse First Boston LOC),
              1.510% 12/01/09**......................................       18,000
   3,500    East Baton Rouge Parish, Louisiana PCR Refunding, (Exxon
              Project)
              Series 1993, (Exxon Guarantee),
              1.450% 03/01/22**......................................        3,500
   8,300    Lake Charles, Louisiana Harbor and Terminal District
              Revenue, (Citgo Petroleum Corporation Project)
              Series 1984, (Westdeutsche Landesbank Girozentrale
              LOC),
              1.500% 08/01/07**......................................        8,300
  25,925    Louisiana Public Facilities Authority PCR, (Ciba-Geigy
              Corporation Project)
              Series 1985, (UBS AG LOC),
              1.400% 12/01/04**......................................       25,925
  12,000    Louisiana Public Facilities Authority Revenue,
              (Inter-Community Health Care Project) Series 1999,
              (Bank of New York LOC),
              1.500% 04/01/21**#.....................................       12,000
   7,700    Louisiana Public Facilities Authority Revenue, (Kingston
              Village Apartments Project) Series 1988, (FNMA
              Collateral Agreement),
              1.520% 06/15/31**......................................        7,700
  20,000    Louisiana State Offshore Terminal Authority Revenue
              Refunding, (Loop Project) Series 1997A, (Bank One
              Louisiana, N.A. LOC),
              1.650% 09/01/17**......................................       20,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $15,550    Louisiana State Port Harbor and Offshore Terminal
              Authority Deepwater Port Revenue Refunding, (Loop
              Income First Stage Project) Series 1991A, (Bank One
              Louisiana N.A. LOC),
              1.500% 09/01/08**......................................   $   15,550
   4,705    Upper Pontalba, Louisiana Building Restoration
              Corporation Revenue Refunding, (Upper Pontalba Building
              Project) Series 1996, (Bank One Louisiana, N.A. LOC),
              1.650% 12/01/16**#.....................................        4,705
                                                                        ----------
                                                                           115,680
                                                                        ----------
            MARYLAND -- 1.6%
   9,100    Baltimore County, Maryland Economic Development Revenue,
              (Blue Circle, Inc. Project) Series 1992, (Den Danske
              Bank LOC),
              1.600% 12/01/17**......................................        9,100
  17,000    Baltimore, Maryland GO,
              Series 2001A, (FGIC Insured, Toronto Dominion SBPA),
              1.400% 10/01/22**......................................       17,000
   3,300    Baltimore, Maryland Port Facilities Revenue, (Occidental
              Petroleum Corporation Project) Series 1981, (BNP
              Paribas LOC),
              1.500% 10/14/11**......................................        3,300
  19,025    Westminster, Maryland Educational Facilities Revenue,
              (Western Maryland College Project) Series 2000,
              (Wachovia Bank, N.A. LOC),
              1.500% 04/01/30**......................................       19,025
                                                                        ----------
                                                                            48,425
                                                                        ----------
            MICHIGAN -- 0.9%
   7,500    Grand Rapids, Michigan Economic Development Corporation
              IDR Refunding, (Baker, Knapp and Tubbs, Inc. Project)
              Series 1992, (Wachovia Bank, N.A. LOC),
              1.500% 06/01/12**#.....................................        7,500
   2,635    Jackson County, Michigan Economic Development Corporation
              IDR Refunding, (Jackson Associates, LLC Project) Series
              1994, (Bank One of Dayton, N.A. LOC),
              1.650% 10/01/14**#.....................................        2,635
   4,800    Michigan State Housing Development Authority Housing
              Revenue, (Shoal Creek Project) Series 1985, (Bank One
              Michigan LOC),
              1.400% 10/01/07**......................................        4,800

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 8,060    Michigan State, Hospital Finance Authority Revenue
              Refunding, (Mt. Clemens Hospital Project)
              Series 1994, (Comerica Bank LOC),
              1.450% 08/15/15**......................................   $    8,060
   4,250    Michigan, Municipal Bond Authority, Revenue, Series
              2002A,
              2.250% 08/21/02........................................        4,266
                                                                        ----------
                                                                            27,261
                                                                        ----------
            MINNESOTA -- 0.4%
   5,410    Minneapolis, Minnesota Community Development Agency
              Revenue, (Arena Acquisition Project) Series 1995A, (US
              Bank, N.A. LOC),
              1.550% 10/01/24**......................................        5,410
   6,750    Minneapolis, Minnesota GO, (Bayerische Hypotheken und
              Vereinsbank SBPA), 1.400% 12/01/18**...................        6,750
                                                                        ----------
                                                                            12,160
                                                                        ----------
            MISSISSIPPI -- 0.3%
   9,200    University of Mississippi Educational Building
              Corporation Revenue, (Campus Improvements Project)
              Series 2000, (MBIA Insured, AmSouth Bank, N.A. SBPA),
              1.560% 10/01/20**......................................        9,200
                                                                        ----------
            MISSOURI -- 4.2%
   5,000    Berkeley, Missouri Industrial Development Authority IDR,
              (Flight Safety International, Inc. Project) Series
              1984, (Wachovia Bank, N.A. LOC),
              1.470% 09/01/04**#.....................................        5,000
   7,995    Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Willow Creek
              IV Apartments Project) Series 1995, (FNMA Collateral
              Agreement),
              1.500% 09/01/25**......................................        7,995
  18,400    Kansas City, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Timberlane Village
              Associates Project) Series 1986, (UBS AG LOC),
              1.580% 06/01/27**......................................       18,400
  65,415    Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.570% 12/01/22**......................................       65,415
   4,200    Missouri State Health and Educational Facilities
              Authority RAN, (Drury University Project) Series 2001B,
              3.200% 04/19/02........................................        4,201

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 8,865    Platte County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Wexford Place
              Project) Series 1996, (Bank One Texas, N.A. LOC),
              1.540% 04/01/28**#.....................................   $    8,865
   8,000    St. Louis, Missouri Industrial Development Authority
              Revenue Refunding, (Wetterau, Inc. Project)
              Series 1988, (Wachovia Bank, N.A. LOC),
              1.400% 12/01/03**#.....................................        8,000
   5,000    St. Louis, Missouri Industrial Development Authority
              Revenue Refunding, (Wetterau, Inc. Project)
              Series 1989, (PNC Bank, N.A. LOC),
              1.400% 05/01/09**#.....................................        5,000
   3,510    St. Louis, Missouri Planned Industrial Expansion
              Authority IDR, (Alumax Foils Project) Series 1992, (PNC
              Bank, N.A. LOC),
              1.500% 12/01/05**#.....................................        3,510
                                                                        ----------
                                                                           126,386
                                                                        ----------
            NEVADA -- 0.3%
   9,925    Nevada GO,
              Series 2000 PT-403, (Merrill Lynch SBPA),
              1.570% 05/15/13**#.....................................        9,925
                                                                        ----------
            NEW MEXICO -- 0.6%
   3,100    Albuquerque, New Mexico Revenue Refunding, (Charter
              Hospital Inc. Project) Series 1992, (Chase Manhattan
              Bank LOC),
              1.550% 03/01/14**#.....................................        3,100
  15,000    New Mexico State, GO, TRAN,
              Series 2001,
              4.000% 06/28/02........................................       15,047
                                                                        ----------
                                                                            18,147
                                                                        ----------
            NEW YORK -- 4.1%
   1,805    Erie County, New York Industrial Development Agency Civic
              Facilities Revenue, (DePaul Community Facilities, Inc.
              Project) Series 1996,
              (Key Bank of New York, N.A. LOC),
              1.600% 11/01/16**#.....................................        1,805
   3,160    Monroe County, New York Industrial Development Agency
              Civic Facilities Revenue, (Hillside Childrens Center
              Project) Series 1998, (Key Bank, N.A. LOC),
              1.600% 08/01/18**#.....................................        3,160
  10,000    New York City Transitional Finance Authority, Revenue,
              (New York City Recovery Notes Project) Series 2001A,
              3.250% 10/02/02........................................       10,055

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $18,550    New York City, New York Housing Development Corporation,
              Multi-Family Housing Revenue, Series 1997A, (FNMA
              Collateral Agreement),
              1.500% 11/15/19**......................................   $   18,550
  47,600    New York City, New York Transitional Finance Authority
              Revenue,
              Series 2002-4,
              2.500% 02/26/03........................................       47,983
  19,200    New York State Local Assistance Corporation Revenue,
              Series 1994B, (Westdeutsche Landesbank LOC),
              1.400% 04/01/23**......................................       19,200
  22,900    New York State Local Government Assistance Corporation
              Revenue,
              Series 1995D, (Societe Generale LOC), 1.400%
              04/01/25**.............................................       22,900
                                                                        ----------
                                                                           123,653
                                                                        ----------
            NORTH CAROLINA -- 3.3%
  14,400    Henderson County, North Carolina Hospital Revenue,
              (Margaret R Pardee Memorial Hospital Project)
              Series 2001, (Branch Banking & Trust LOC),
              1.550% 10/01/21**......................................       14,400
   8,200    Lenoir County, North Carolina Hospital Revenue, (Lenoir
              Memorial Hospital Project) Series 1998, (Wachovia Bank
              of North Carolina, N.A. LOC),
              1.500% 10/01/12**#.....................................        8,200
   7,700    New Hanover County, North Carolina Industrial Facilities
              and Pollution Control Financing Authority Revenue
              Refunding, (Corning, Inc. Project)
              Series 1997, (Wachovia Bank of Georgia, N.A. LOC),
              1.500% 05/01/10**#.....................................        7,700
   4,580    North Carolina Capital Facilities Financing Agency,
              Educational Facilities Revenue, (Barton College
              Project) Series 2001, (Branch Banking & Trust LOC),
              1.550% 02/01/13**......................................        4,580
  13,370    North Carolina Educational Facilities Financing Agency
              Revenue, (Methodist College Project) Series 2000,
              (Wachovia Bank, N.A. LOC),
              1.500% 03/01/22**......................................       13,370
  12,700    North Carolina Educational Facilities Financing Agency
              Revenue, (Ravenscroft School Project)
              Series 2000, (Wachovia Bank, N.A. LOC),
              1.500% 08/01/20**......................................       12,700

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $10,000    North Carolina Educational Facilities Financing Agency
              Revenue, (Roman Catholic Diocese of Charlotte Project)
              Series 2000, (Wachovia Bank, N.A. LOC),
              1.500% 06/01/17**......................................   $   10,000
   2,850    North Carolina Medical Care Commission Hospital Revenue,
              (Lexington Memorial Hospital Project) Series 1997,
              (Wachovia Bank, N.A. LOC),
              1.450% 04/01/10**......................................        2,850
   8,100    North Carolina Medical Care Commission Retirement
              Community Revenue, (Adult Communities Project) Series
              1996, (LaSalle National Bank LOC),
              1.550% 11/15/09**......................................        8,100
   9,000    North Carolina Medical Care Commission Retirement
              Facilities Revenue, (Aldersgate Project) Series 2001,
              (Branch Banking & Trust LOC),
              1.700% 01/01/31**......................................        9,000
   7,500    North Carolina State Medical Care Commission Community
              Health Care Facilities Revenue, (Carolina Village Inc.
              Project) Series 1998, (Wachovia Bank of North Carolina,
              N.A. LOC),
              1.500% 10/01/18**#.....................................        7,500
                                                                        ----------
                                                                            98,400
                                                                        ----------
            OHIO -- 1.3%
   1,300    Cuyahoga County, Ohio Hospital Improvement Revenue,
              (University Hospital of Cleveland Project)
              Series 1985, (Chase Manhattan Bank LOC),
              1.410% 01/01/16**......................................        1,300
   1,600    Lucas County, Ohio Facilities Improvement Revenue,
              (Toledo Zoological Society Project)
              Series 1997, (Key Bank, N.A. LOC),
              1.500% 10/01/05**#.....................................        1,600
   8,000    Montgomery County, Ohio Economic Development Revenue,
              (The Dayton Art Institute Project)
              Series 1996, (National City Bank LOC), 1.550%
              05/01/26**.............................................        8,000
  16,200    Muskingum County, Ohio Hospital Facilities Revenue
              Refunding, (Genesis Healthcare System Project)
              Series 2000, (National City Bank LOC),
              1.550% 12/01/20**......................................       16,200

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $10,000    Ohio State Water Development Authority Pollution Control
              Facilities Revenue Refunding, (Duquesne Company
              Project) Series 1999C, (AMBAC Insured, Bank of New York
              SBPA),
              1.500% 10/01/29**......................................   $   10,000
     995    Summit County, Ohio IDR Refunding, (Keebler Company
              Project)
              Series 1993, (Bank of New York LOC),
              1.550% 03/01/05**......................................          995
                                                                        ----------
                                                                            38,095
                                                                        ----------
            OKLAHOMA -- 1.0%
  29,000    Payne County, Oklahoma Economic Development Authority
              Revenue, (Collegiate Housing Foundation Project) Series
              2000A, (First Union National Bank LOC),
              1.750% 06/01/30**......................................       29,000
                                                                        ----------
            PENNSYLVANIA -- 3.6%
   8,480    Allegheny County, Pennsylvania Hospital Development
              Authority Revenue, (Dialysis Clinic Inc. Project)
              Series 2000, (Wachovia Bank, N.A. LOC),
              1.500% 12/01/19**......................................        8,480
   8,400    Allegheny County, Pennsylvania Hospital Development
              Authority Revenue, (South Hills Health System Project)
              Series 1998, (PNC Bank, N.A. LOC), Mandatory Put
              04/01/02,
              3.250% 04/01/08........................................        8,400
   8,100    Allegheny County, Pennsylvania IDR, (United Jewish
              Federation Project)
              Series 1995B, (PNC Bank, N.A. LOC), 1.500%
              10/01/25**#............................................        8,100
   5,000    Montgomery County, Pennsylvania Industrial Development
              Authority Revenue, (Plymouth Woods Project)
              Series 1987, (PNC Bank, N.A. LOC),
              1.500% 09/01/06**#.....................................        5,000
   5,795    Philadelphia, Pennsylvania Redevelopment Authority, (The
              Presbyterian Home Project) Series 1998, (PNC Bank, N.A.
              LOC),
              1.500% 07/01/28**#.....................................        5,795

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $17,386    Quakertown, Pennsylvania General Authority Revenue,
              (Pooled Financing Project) Series 1996A, (PNC Bank,
              N.A. LOC),
              1.600% 07/01/26**......................................   $   17,386
  18,350    Quakertown, Pennsylvania General Authority Revenue,
              (Pooled Financing Project) Series 1998A, (PNC Bank,
              N.A. LOC),
              1.600% 06/01/28**......................................       18,350
  36,000    Quakertown, Pennsylvania Hospital Authority Revenue,
              (Group Pooled Financing Project) Series 1985, (PNC Bank
              LOC),
              1.600% 07/01/05**......................................       36,000
                                                                        ----------
                                                                           107,511
                                                                        ----------
            SOUTH CAROLINA -- 3.1%
   8,100    Charleston, South Carolina GO,
              Series 2002,
              2.250% 03/14/03........................................        8,151
  15,000    Florence County, South Carolina Hospital Revenue, (McLeod
              Regional Medical Center) Series 1985A, (FGIC Insured,
              First Union National Bank SBPA),
              1.650% 11/01/15**......................................       15,000
  22,300    Piedmont Municipal Power Agency South Carolina Revenue
              Refunding,
              Series 1997C, (MBIA Insured, Credit Suisse First Boston
              SBPA),
              1.500% 01/01/19**......................................       22,300
  25,000    South Carolina Jobs Economic Development Authority
              Economic Development Revenue, (St. Francis Bon Secours
              Hospital Project)
              Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.710% 11/15/30**@@....................................       25,000
   7,850    South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Carolina Village Project)
              Series 2000, (Branch Banking & Trust LOC),
              1.550% 02/01/22**......................................        7,850
  10,600    South Carolina, Housing Finance and Development Authority
              Revenue Refunding, (Paces Watch Apartment Project)
              Series 2000, (FNMA Collateral Agreement),
              1.500% 08/15/30**......................................       10,600
   4,700    University of South Carolina, Athletic Facilities
              Revenue, BAN, Series 2002,
              2.250% 11/20/02........................................        4,724
                                                                        ----------
                                                                            93,625
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TENNESSEE -- 1.4%
 $ 9,600    Dickson County, Tennessee Industrial Development Board
              Revenue, (The Jackson Foundation-Renaissance Learning
              Center Project)
              Series 1997, (SunTrust Bank of Nashville LOC),
              1.500% 11/01/12**#.....................................   $    9,600
   1,000    Johnson City, Tennessee Health and Educational Facilities
              Board Hospital Revenue, (Mountain States Project)
              Series 2001PT-560, (Merril Lynch Guarantee SBPA),
              1.710% 07/01/26**##....................................        1,000
   3,720    Knox County, Tennessee GO Refunding,
              Series 2001,
              4.000% 04/01/02........................................        3,720
  14,200    Knox County, Tennessee Health and Educational Facilities
              Board Educational Facilities Revenue, (Webb School -
              Knoxville Project)
              Series 1999, (SunTrust Bank Nashville LOC),
              1.500% 03/01/19**#.....................................       14,200
   1,875    Loudon, Tennessee Water and Sewer Revenue Refunding,
              Series 1996, (Wachovia Bank, N.A. LOC),
              1.550% 09/01/06**#.....................................        1,875
   7,740    Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board
              Revenue, (Mary Queen of Angels Project) Series 2000,
              (SunTrust Bank N.A. LOC),
              1.500% 07/01/32**......................................        7,740
   4,255    Metropolitan Government, Nashville and Davidson County,
              Tennessee Industrial Development Board Revenue
              Refunding, (Nashville Apartment Properties Project)
              Series 1995-2, (AmSouth Bank, N.A. LOC),
              1.500% 09/01/15**#.....................................        4,255
                                                                        ----------
                                                                            42,390
                                                                        ----------
            TEXAS -- 9.6%
   8,750    Bexar County, Texas Housing Financing Authority
              Multi-Family Housing Revenue, (Fountainhead Apartments
              Project) Series 1996, (FNMA Collateral Agreement),
              1.450% 09/15/26**......................................        8,750
   3,750    Brazos River, Texas Harbor Navigation District Revenue,
              (Hoffman - La Roche, Inc. Project) Series 1985,
              (Wachovia Bank, N.A. LOC),
              1.575% 04/01/02**#.....................................        3,750

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $33,450    Coastal Bend, Texas Health Facilities Development
              Corporation Revenue, (Incarnate Word Health Services
              Project) Series 1998B, (AMBAC Insured, Bank One SBPA),
              1.560% 08/15/28**......................................   $   33,450
   9,600    Grand Prairie, Texas Housing Finance Corporation
              Multi-Family Housing Revenue, (Lincoln Property),
              Series 1993, (GE Credit Corporation Guarantee),
              1.650% 06/01/10**......................................        9,600
   9,000    Grand Prairie, Texas Housing Finance Corporation
              Multi-Family Housing Revenue, (Windbridge Grand Prarie
              Project) Series 1993, (GE Credit Corporation
              Guarantee),
              1.650% 06/01/10**#.....................................        9,000
   1,100    Lone Star, Texas Airport Improvement Authority Revenue,
              (American Airlines, Inc. Project) Series 1984A-2,
              (Royal Bank of Canada LOC),
              1.460% 12/01/14**......................................        1,100
   2,255    Lone Star, Texas Airport Improvement Authority Revenue,
              (American Airlines, Inc. Project) Series 1984B-2,
              (Royal Bank of Canada LOC),
              1.460% 12/01/14**......................................        2,255
  23,915    Mesquite, Texas Independent School District GO, Series
              2000, (Texas Permanent School Fund Guarantee, Morgan
              Guaranty Trust SBPA),
              1.470% 08/15/25**......................................       23,915
  18,340    North East Independent School District, Texas GO, Series
              2000 PT-1249, (Texas Permanent School Fund Guarantee,
              Merrill Lynch SBPA),
              1.570% 02/01/21**#.....................................       18,340
  15,000    Northside, Texas Independent School District GO, Series
              2001A, (Texas Permanent School Fund Guarantee, Dexia
              Public Finance Bank SA, N.A. SBPA) Mandatory Put
              08/01/02,
              3.000% 08/01/31**......................................       15,020
  10,200    Port Development Corporation of Texas Marine Terminal
              Revenue, (Pasadena Terminal Company, Inc. Project)
              Series 1984, (Deutsche Bank A.G. LOC),
              1.750% 12/01/04**#.....................................       10,200
   8,000    Sulphur Springs, Texas IDR, (Hon Industries Inc.,
              Project) Series 1985, (Northern Trust Company LOC),
              1.550% 12/01/13**#.....................................        8,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Tarrant County, Texas Housing Finance Corporation Revenue
              Refunding, (Multi-Family Sierra Springs Apartments
              Project) Series 1999, (FNMA Collateral Agreement),
              1.500% 02/15/27**......................................   $    2,000
   5,000    Texas Public Finance Authority,
              1.250% 06/12/02........................................        5,000
  98,750    Texas State TRAN, GO, Series 2001A,
              3.750% 08/29/02........................................       99,407
  18,700    Texas, Lower Colorado River Authority, Revenue, (MBIA
              Insured, Citibank SBPA),
              1.580% 05/15/26**......................................       18,700
  10,000    University of Texas, Board of Regents,
              1.400% 06/04/02........................................       10,000
   8,135    Williamson County, Texas Putable Receipts, Series 1988,
              (FSA Insured, Morgan Guaranty Trust SBPA),
              1.580% 02/15/21**......................................        8,135
                                                                        ----------
                                                                           286,622
                                                                        ----------
            UTAH -- 1.4%
  28,750    Emery County, Utah PCR, (PacifiCorp Project) Series 1991,
              (Bank One, N.A. LOC),
              1.550% 07/01/15**......................................       28,750
   5,000    Utah Transit Authority Sales Tax & Transition Revenue
              (Utah Light Rail Transit Project) Series 2000,
              (Bayerische Landesbank LOC),
              1.550% 09/01/30**......................................        5,000
   8,550    West Valley City, Utah Industrial Development Authority
              Revenue, (Johnson Matthey, Inc. Project)
              Series 1987, (HSBC Bank USA LOC),
              1.550% 12/01/11**......................................        8,550
                                                                        ----------
                                                                            42,300
                                                                        ----------
            VIRGINIA -- 3.3%
  22,200    Culpeper, Virginia Industrial Development Authority
              Residential Care Facilities Revenue, (Virginia Baptist
              Homes Project) Series 2000, (First Union National Bank
              LOC),
              1.500% 08/01/30**......................................       22,200
  20,000    Fairfax County, Virginia Economic Development Authority
              Revenue, (Flint Hill School Project) Series 2000,
              (First Union National Bank LOC),
              1.500% 10/01/25**......................................       20,000
   2,000    Fluvanna County, Virginia Industrial Development
              Authority IDR, (Edgcomb Metals Company Project)
              Series 1984, (Wells Fargo Bank LOC),
              1.550% 12/01/09**#.....................................        2,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Spotsylvania County, Virginia Industrial Development
              Authority IDR, (Carlisle Corporation Project) Series
              1993, (SunTrust Bank LOC),
              1.500% 06/01/08**#.....................................   $    2,000
  13,080    Virginia Beach, Virginia Development Authority
              Multi-Family Housing Revenue, (Briarwood Apartments
              Project) Series 1999PT-1146, (FNMA Collateral
              Agreement, Merrill Lynch SBPA),
              1.590% 04/01/23**##@@..................................       13,080
   9,485    Virginia College Building Authority, Virginia Educational
              Facilities Revenue, Series 1999-Putters 134, (FSA
              Insured, JP Morgan Chase SBPA),
              1.580% 09/01/07**#.....................................        9,485
   8,500    Virginia State College Building Authority, Educational
              Facilities Revenue, (University of Richmond Project)
              Series 1996, (Crestar Bank SBPA),
              1.500% 11/01/26**......................................        8,500
  22,000    Williamsburg, Virginia Industrial Development Authority
              IDR, (Colonial Williamsburg Project) Series 2000,
              (First Union National Bank LOC),
              1.500% 10/01/35**......................................       22,000
                                                                        ----------
                                                                            99,265
                                                                        ----------
            WASHINGTON -- 1.8%
   8,545    King County, Washington GO,
              Series 2000PA-470, (Merrill Lynch SBPA),
              1.570% 06/01/07**#.....................................        8,545
  25,000    Seattle, Washington Municipal Light and Power Revenue,
              Series 1991A, (Morgan Guaranty Trust LOC),
              1.370% 05/01/16**......................................       25,000
     200    Washington State Housing Finance Commission Non-Profit
              Housing Revenue Refunding, (Panorama City Project)
              Series 1997, (Key Bank of Washington LOC),
              1.550% 01/01/27**......................................          200
  19,865    Washington State Motor Fuel Tax GO,
              Series 2000PT-433, (Merrill Lynch SBPA),
              1.570% 06/01/08**#.....................................       19,865
                                                                        ----------
                                                                            53,610
                                                                        ----------
            WEST VIRGINIA -- 0.6%
  19,400    West Virginia State Hospital Finance Authority Revenue,
              (St. Mary's Hospital Project) Series 1987, (Bank One of
              West Virginia LOC),
              1.540% 10/01/12**#.....................................       19,400
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            WISCONSIN -- 3.6%
 $ 6,905    Milwaukee, Wisconsin IDR, (Goodwill Industries Project)
              Series 1999, (Firstar Bank Milwaukee, N.A. LOC),
              1.500% 07/01/19**......................................   $    6,905
   4,575    Milwaukee, Wisconsin Redevelopment Authority Revenue, (LA
              CAUSA Inc. Project), Series 2000, (Firstar Bank N.A.
              LOC),
              1.500% 12/01/20**......................................        4,575
   7,800    Sun Prairie, Wisconsin Area School District TRAN, Series
              2001,
              3.250% 08/23/02........................................        7,819
  30,900    Wisconsin State Health and Educational Facilities
              Authority Revenue, (St. Luke's Medical Center Project)
              Series 1987, (First National Bank of Chicago LOC),
              1.550% 12/01/17**#.....................................       30,900
  50,000    Wisconsin State Operating Notes, GO,
              Series 2001,
              3.750% 06/17/02........................................       50,133
   6,155    Wisconsin State, Health and Educational Facilities
              Authority Revenue, (Lakeland College Project)
              Series 2000, (Firstar Bank, N.A. LOC), 1.450%
              11/01/20**.............................................        6,155
                                                                        ----------
                                                                           106,487
                                                                        ----------
            WYOMING -- 0.7%
  20,000    Wyoming State Education Fund TRAN, GO, Series 2001B,
              3.500% 06/27/02........................................       20,041
                                                                        ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,988,819)......................................    2,988,819
                                                                        ----------
            TOTAL INVESTMENTS
              (Cost $2,988,819*)..............................   99.8%   2,988,819
                                                                        ----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.2%
            Cash.....................................................   $      113
            Interest receivable......................................       10,052
            Investment advisory fee payable..........................         (442)
            Administration fee payable...............................         (262)
            Shareholder servicing and distribution fees payable......         (111)
            Distributions payable....................................       (2,690)
            Accrued Trustees' fees and expenses......................         (121)
            Accrued expenses and other liabilities...................         (367)
                                                                        ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................        6,172
                                                                        ----------
            NET ASSETS........................................  100.0%  $2,994,991
                                                                        ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $       34
            Accumulated net realized gain on investments sold........           38
            Paid-in capital..........................................    2,994,919
                                                                        ----------
            NET ASSETS...............................................   $2,994,991
                                                                        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Tax Exempt Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                                          VALUE

----------------------------------------------------------------------------------
            PRIMARY A SHARES:
            ($2,606,052,032 / 2,606,603,660 shares outstanding)......        $1.00
                                                                        ==========
            PRIMARY B SHARES:
            ($2,010,028 / 2,002,355 shares outstanding)..............        $1.00
                                                                        ==========
            INVESTOR A SHARES:
            ($80,108,441 / 80,072,861 shares outstanding)............        $1.00
                                                                        ==========
            INVESTOR B SHARES:
            ($210,388,990 / 210,249,165 shares outstanding)..........        $1.00
                                                                        ==========
            INVESTOR C SHARES:
            ($256,930 / 256,767 shares outstanding)..................        $1.00
                                                                        ==========
            DAILY SHARES:
            ($96,174,977 / 96,006,202 shares outstanding)............        $1.00
                                                                        ==========

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

 @Restricted Security (Note 5).

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at March 31, 2002 (as a percentage of net assets):

HealthCare Revenue                           20.67%
Housing Revenue                              11.11%
Education Revenue                            17.11%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

ABBREVIATIONS:

AMBAC      American Municipal Bond Assurance Corporation
BAN        Bond Anticipation Note
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Corporation
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FGIC       Financial Guaranty Insurance Company
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance
GNMA       Government National Mortgage Association
GO         General Obligation
IDR        Industrial Development Revenue
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
RAN        Revenue Anticipation Note
SBPA       Standby Bond Purchase Agreement
SLMA       Student Loan Marketing Association
TAN        Tax Anticipation Note
TRAN       Tax and Revenue Anticipation Note

NATIONS FUNDS

  STATEMENTS OF OPERATIONS

For the year ended March 31, 2002

                                                                                                GOVERNMENT
                                                            PRIME             TREASURY         MONEY MARKET       TAX EXEMPT
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest............................................    $      204,571     $       60,281     $       15,407    $       64,482
                                                        --------------     --------------     --------------    --------------
EXPENSES:
Investment advisory fee.............................            11,793              3,717              1,008             5,589
Administration fee..................................             5,850              1,844                504             2,794
Transfer agent fees.................................               513                162                 40               243
Custodian fees......................................               334                139                 34               158
Legal and audit fees................................               116                104                102               106
Registration and filing fees........................               109                 78                 84                87
Trustees'/Directors' fees and expenses..............                28                 29                 29                28
Interest expense....................................                 1                 --                 --                --
Printing expense....................................               614                100                 67               137
Other...............................................               156                 72                 23               107
                                                        --------------     --------------     --------------    --------------
    Subtotal........................................            19,514              6,245              1,891             9,249
Shareholder servicing and distribution fees:
  Primary B Shares..................................                21                 19                  1                10
  Investor A Shares.................................             1,912              3,730                 61               238
  Investor B Shares.................................             2,410                511                232               792
  Investor C Shares.................................                10                 --*                 1                 1
  Daily Shares......................................             6,787                354                175               650
  Marsico Shares....................................                91                 --                 --                --
                                                        --------------     --------------     --------------    --------------
    Total expenses..................................            30,745             10,859              2,361            10,940
Fees waived by investment advisor, administrator
  and/or distributor................................            (4,575)              (954)              (491)           (1,278)
Fees reduced by credits allowed by the custodian....               (17)                (6)                (2)               --
                                                        --------------     --------------     --------------    --------------
    Net expenses....................................            26,153              9,899              1,868             9,662
                                                        --------------     --------------     --------------    --------------
NET INVESTMENT INCOME/(LOSS)........................           178,418             50,382             13,539            54,820
                                                        --------------     --------------     --------------    --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.............               211                (27)               111                77
                                                        --------------     --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $      178,629     $       50,355     $       13,650    $       54,897
                                                        ==============     ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                              PRIME
                                                                ----------------------------------
                                                                  YEAR ENDED          YEAR ENDED
                                                                   3/31/02             3/31/01
                                                                ----------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $      178,418      $      346,962
Net realized gain/(loss) on investments.....................               211                 127
                                                                --------------      --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           178,629             347,089
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (114,057)           (205,127)
  Primary B Shares..........................................              (252)             (1,152)
  Investor A Shares.........................................           (15,873)            (35,264)
  Investor B Shares.........................................           (20,657)            (41,998)
  Investor C Shares.........................................              (120)               (359)
  Daily Shares..............................................           (26,413)            (61,596)
  Marsico Shares............................................            (1,072)             (1,466)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (956,433)          1,117,121
                                                                --------------      --------------
Net increase/(decrease) in net assets.......................          (956,248)          1,117,248
NET ASSETS:
Beginning of year...........................................         6,526,169           5,408,921
                                                                --------------      --------------
End of year.................................................    $    5,569,921      $    6,526,169
                                                                ==============      ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of year..................    $          (27)     $           (1)
                                                                ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

               TREASURY                   GOVERNMENT MONEY MARKET                 TAX EXEMPT
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/02          3/31/01          3/31/02          3/31/01          3/31/02          3/31/01
-------------------------------------------------------------------------------------------------------

    $       50,382   $      100,340   $       13,539   $       26,584   $       54,820   $       94,478
               (27)              22              111               68               77                8
    --------------   --------------   --------------   --------------   --------------   --------------
            50,355          100,362           13,650           26,652           54,897           94,486

           (17,207)         (32,043)         (10,652)         (19,181)         (48,149)         (82,095)
              (226)            (667)             (13)             (40)             (72)            (236)
           (27,493)         (50,796)            (473)          (1,097)          (1,096)          (1,534)
            (4,313)         (11,076)          (1,907)          (4,921)          (4,137)          (7,306)
                (5)              (7)             (13)             (28)             (11)             (11)
            (1,257)          (5,751)            (555)          (1,317)          (1,421)          (3,296)
                --               --               --               --               --               --
           (27,032)         (91,002)         (79,500)         107,379          223,586          350,013
    --------------   --------------   --------------   --------------   --------------   --------------
           (27,178)         (90,980)         (79,463)         107,447          223,597          350,021

         1,793,554        1,884,534          494,642          387,195        2,771,394        2,421,373
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,766,376   $    1,793,554   $      415,179   $      494,642   $    2,994,991   $    2,771,394
    ==============   ==============   ==============   ==============   ==============   ==============

    $         (119)  $           --   $            1   $           --   $           34   $           53
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF CASH FLOWS

For the year ended March 31, 2002

                                                                       TREASURY
                                                                         (000)
                                                                -----------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $    53,253
  Payment of operating expenses.............................         (9,841)
  Net decrease from reverse repurchase agreements
    outstanding.............................................       (374,262)
  Net sales of short-term investments.......................        410,313
                                                                -----------
Cash provided by operating and investing activities.........                   $ 79,463
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      5,162,192
  Payment on shares redeemed................................     (5,194,900)
  Distributions paid*.......................................        (46,753)
                                                                -----------
Cash used in financing activities...........................                    (79,461)
                                                                               --------
  Increase in cash..........................................                   $      2
  Cash at beginning of period...............................                          1
                                                                               --------
  Cash at end of period.....................................                   $      3
                                                                               ========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                   $ 50,355
  Decrease in investments...................................    $   514,869
  Decrease in payable for reverse repurchase agreement
    transactions............................................       (374,262)
  Increase in receivable for investments sold...............       (105,000)
  Increase in interest and dividends receivable.............         (6,557)
  Increase in accrued expenses and other payables...........             58
                                                                -----------
                                                                               $ 29,108
                                                                               --------
Cash provided by operating and investing activities.........                   $ 79,463
                                                                               ========

---------------

* Non-cash activities include reinvestment of dividends of $5,676.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY*


                                                              PRIME                                  TREASURY
                                                ----------------------------------      ----------------------------------
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                MARCH 31, 2002     MARCH 31, 2001       MARCH 31, 2002     MARCH 31, 2001
                                                --------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................    $ 3,978,261        $ 5,716,182          $   513,532        $   728,482
  Issued as reinvestment of dividends.........          1,503              2,722                   22                 38
  Redeemed....................................     (4,361,462)        (4,491,085)            (597,748)          (618,919)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $  (381,698)       $ 1,227,819          $   (84,194)       $   109,601
                                                  ===========        ===========          ===========        ===========
PRIMARY B SHARES:
  Sold........................................    $    37,852        $   124,434          $    24,508        $    25,434
  Issued as reinvestment of dividends.........             --                 --                   --                 --
  Redeemed....................................       (101,474)          (138,151)             (34,307)           (24,682)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $   (63,622)       $   (13,717)         $    (9,799)       $       752
                                                  ===========        ===========          ===========        ===========
INVESTOR A SHARES:
  Sold........................................    $   988,348        $ 3,106,087          $ 4,181,532        $ 2,353,701
  Issued as reinvestment of dividends.........         15,554             33,323                2,034              3,056
  Redeemed....................................     (1,166,529)        (3,090,698)          (3,996,215)        (2,487,231)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $  (162,627)       $    48,712          $   187,351        $  (130,474)
                                                  ===========        ===========          ===========        ===========
INVESTOR B SHARES:
  Sold........................................    $ 1,741,603        $ 2,304,482          $   379,986        $   506,323
  Issued as reinvestment of dividends.........         19,689             39,764                2,353              6,535
  Redeemed....................................     (1,940,855)        (2,310,093)            (485,989)          (514,293)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $  (179,563)       $    34,153          $  (103,650)       $    (1,435)
                                                  ===========        ===========          ===========        ===========
INVESTOR C SHARES:
  Sold........................................    $        20        $        50          $       102        $        --
  Issued as reinvestment of dividends.........             96                303                    4                  6
  Redeemed....................................         (1,701)            (4,361)                (103)               (62)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    (1,585)       $    (4,008)         $         3        $       (56)
                                                  ===========        ===========          ===========        ===========
DAILY SHARES:
  Sold........................................    $   385,110        $   480,842          $    62,532        $    80,952
  Issued as reinvestment of dividends.........         26,538             61,504                1,263              3,115
  Redeemed....................................       (574,850)          (738,525)             (80,538)          (153,457)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $  (163,202)       $  (196,179)         $   (16,743)       $   (69,390)
                                                  ===========        ===========          ===========        ===========
MARSICO SHARES:
  Sold........................................    $    86,216        $    98,565          $        --        $        --
  Issued as reinvestment of dividends.........          1,072              1,457                   --                 --
  Redeemed....................................        (91,424)           (79,681)                  --                 --
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    (4,136)       $    20,341          $        --        $        --
                                                  ===========        ===========          ===========        ===========
  Total net increase/(decrease)...............    $  (956,433)       $ 1,117,121          $   (27,032)       $   (91,002)
                                                  ===========        ===========          ===========        ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                     GOVERNMENT MONEY MARKET                        TAX EXEMPT
                                                ----------------------------------      ----------------------------------
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                MARCH 31, 2002     MARCH 31, 2001       MARCH 31, 2002     MARCH 31, 2001
                                                --------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................    $ 1,291,921         $ 897,574           $ 2,628,367        $ 2,255,237
  Issued as reinvestment of dividends.........             13                38                   420                525
  Redeemed....................................     (1,310,972)         (807,780)           (2,405,809)        (1,910,444)
                                                  -----------         ---------           -----------        -----------
  Net increase/(decrease).....................    $   (19,038)        $  89,832           $   222,978        $   345,318
                                                  ===========         =========           ===========        ===========
PRIMARY B SHARES:
  Sold........................................    $     3,062         $   5,930           $    21,267        $    21,923
  Issued as reinvestment of dividends.........             --                --                    --                 --
  Redeemed....................................         (2,434)           (6,259)              (22,377)           (25,637)
                                                  -----------         ---------           -----------        -----------
  Net increase/(decrease).....................    $       628         $    (329)          $    (1,110)       $    (3,714)
                                                  ===========         =========           ===========        ===========
INVESTOR A SHARES:
  Sold........................................    $    39,334         $ 266,336           $   202,585        $   106,395
  Issued as reinvestment of dividends.........            471               767                 1,079              1,495
  Redeemed....................................        (49,151)         (260,183)             (175,261)          (100,120)
                                                  -----------         ---------           -----------        -----------
  Net increase/(decrease).....................    $    (9,346)        $   6,920           $    28,403        $     7,770
                                                  ===========         =========           ===========        ===========
INVESTOR B SHARES:
  Sold........................................    $   336,643         $ 397,550           $   317,183        $   438,753
  Issued as reinvestment of dividends.........          1,735             4,536                 3,626              6,703
  Redeemed....................................       (393,100)         (394,087)             (350,345)          (409,684)
                                                  -----------         ---------           -----------        -----------
  Net increase/(decrease).....................    $   (54,722)        $   7,999           $   (29,536)       $    35,772
                                                  ===========         =========           ===========        ===========
INVESTOR C SHARES:
  Sold........................................    $        --         $      --           $       942        $         5
  Issued as reinvestment of dividends.........             13                27                    11                 10
  Redeemed....................................             --                (5)                 (986)               (51)
                                                  -----------         ---------           -----------        -----------
  Net increase/(decrease).....................    $        13         $      22           $       (33)       $       (36)
                                                  ===========         =========           ===========        ===========
DAILY SHARES:
  Sold........................................    $   137,883         $ 194,300           $   168,239        $   176,860
  Issued as reinvestment of dividends.........            556             1,311                 1,427              3,290
  Redeemed....................................       (135,474)         (192,676)             (166,782)          (215,247)
                                                  -----------         ---------           -----------        -----------
  Net increase/(decrease).....................    $     2,965         $   2,935           $     2,884        $   (35,097)
                                                  ===========         =========           ===========        ===========
  Total net increase/(decrease)...............    $   (79,500)        $ 107,379           $   223,586        $   350,013
                                                  ===========         =========           ===========        ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                                              NET ASSET                             DIVIDENDS
                                                                VALUE               NET              FROM NET
                                                              BEGINNING         INVESTMENT          INVESTMENT
                                                              OF PERIOD        INCOME/(LOSS)          INCOME
                                                              ------------------------------------------------
PRIME
PRIMARY A SHARES
Year ended 3/31/2002........................................    $1.00             $0.0317            $(0.0317)
Year ended 3/31/2001........................................     1.00              0.0621             (0.0621)
Year ended 3/31/2000........................................     1.00              0.0522             (0.0522)
Year ended 3/31/1999........................................     1.00              0.0521             (0.0521)
Year ended 3/31/1998........................................     1.00              0.0547             (0.0547)
PRIMARY B SHARES
Year ended 3/31/2002........................................    $1.00             $0.0292            $(0.0292)
Year ended 3/31/2001........................................     1.00              0.0596             (0.0596)
Year ended 3/31/2000........................................     1.00              0.0497             (0.0497)
Year ended 3/31/1999........................................     1.00              0.0496             (0.0496)
Year ended 3/31/1998........................................     1.00              0.0522             (0.0522)
INVESTOR A SHARES
Year ended 3/31/2002........................................    $1.00             $0.0282            $(0.0282)
Year ended 3/31/2001........................................     1.00              0.0586             (0.0586)
Year ended 3/31/2000........................................     1.00              0.0487             (0.0487)
Year ended 3/31/1999........................................     1.00              0.0486             (0.0486)
Year ended 3/31/1998........................................     1.00              0.0512             (0.0512)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00             $0.0292            $(0.0292)
Year ended 3/31/2001........................................     1.00              0.0596             (0.0596)
Year ended 3/31/2000........................................     1.00              0.0497             (0.0497)
Year ended 3/31/1999........................................     1.00              0.0496             (0.0496)
Year ended 3/31/1998........................................     1.00              0.0522             (0.0522)
INVESTOR C SHARES
Year ended 3/31/2002........................................    $1.00             $0.0292            $(0.0292)
Year ended 3/31/2001........................................     1.00              0.0596             (0.0596)
Year ended 3/31/2000........................................     1.00              0.0497             (0.0497)
Year ended 3/31/1999........................................     1.00              0.0496             (0.0496)
Year ended 3/31/1998........................................     1.00              0.0522             (0.0522)
DAILY SHARES
Year ended 3/31/2002........................................    $1.00             $0.0267            $(0.0267)
Year ended 3/31/2001........................................     1.00              0.0571             (0.0571)
Year ended 3/31/2000........................................     1.00              0.0472             (0.0472)
Year ended 3/31/1999........................................     1.00              0.0471             (0.0471)
Year ended 3/31/1998........................................     1.00              0.0497             (0.0497)
MARSICO SHARES
Year ended 3/31/2002........................................    $1.00             $0.0292            $(0.0292)
Year ended 3/31/2001........................................     1.00              0.0596             (0.0596)
Year ended 3/31/2000........................................     1.00              0.0497             (0.0497)
Period ended 3/31/1999*.....................................     1.00              0.0080             (0.0080)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Prime Marsico Shares commenced operations on January 26, 1999.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                           RATIO OF        RATIO OF         RATIO OF
NET ASSET                    NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  VALUE                        END OF      EXPENSES     INCOME/(LOSS)      EXPENSES TO
   END          TOTAL          PERIOD     TO AVERAGE      TO AVERAGE         AVERAGE
OF PERIOD      RETURN++        (000)      NET ASSETS      NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------

  $1.00          3.21%       $3,588,297   0.30%(a)(b)        3.17%         0.33%(a)
   1.00          6.39         3,969,896   0.30(a)            6.19          0.33(a)
   1.00          5.34         2,742,001   0.30(a)            5.21          0.35(a)
   1.00          5.34         3,153,372   0.30(a)            5.21          0.34(a)
   1.00          5.61         2,852,555      0.30            5.48          0.35

  $1.00          2.96%       $    6,391   0.55%(a)(b)        2.92%         0.58%(a)
   1.00          6.13            70,012   0.55(a)            5.94          0.58(a)
   1.00          5.08            83,730   0.55(a)            4.96          0.60(a)
   1.00          5.08            81,649   0.55(a)            4.96          0.59(a)
   1.00          5.34             8,132   0.55               5.23          0.60

  $1.00          2.85%       $  475,923   0.65%(a)(b)        2.82%         0.68%(a)
   1.00          6.02           638,529   0.65(a)            5.84          0.68(a)
   1.00          4.98           589,804   0.65(a)            4.86          0.70(a)
   1.00          4.91           695,703   0.65(a)            4.86          0.69(a)
   1.00          5.24         1,706,692   0.65               5.13          0.70

  $1.00          2.96%       $  585,616   0.55%(a)(b)        2.92%         0.68%(a)
   1.00          6.13           765,152   0.55(a)            5.94          0.68(a)
   1.00          5.08           730,984   0.55(a)            4.96          0.70(a)
   1.00          5.02           738,673   0.55(a)            4.96          0.69(a)
   1.00          5.34           844,367   0.55               5.23          0.60

  $1.00          2.96%       $    3,232   0.55%(a)(b)        2.92%         0.58%(a)
   1.00          6.13             4,817   0.55(a)            5.94          0.58(a)
   1.00          5.08             8,824   0.55(a)            4.96          0.60(a)
   1.00          5.02            11,037   0.55(a)            4.96          0.59(a)
   1.00          5.34            96,149   0.55               5.23          0.60

  $1.00          2.70%       $  874,703   0.80%(a)(b)        2.67%         1.03%(a)
   1.00          5.86         1,037,869   0.80(a)            5.69          1.03(a)
   1.00          4.82         1,234,026   0.80(a)            4.71          1.05(a)
   1.00          4.75         2,718,028   0.80(a)            4.71          1.04(a)
   1.00          5.08            92,974   0.80               4.98          0.85

  $1.00          2.96%       $   35,759   0.55%(a)(b)        2.92%         0.58%(a)
   1.00          6.13            39,894   0.55(a)            5.94          0.58(a)
   1.00          5.08            19,552   0.55(a)            4.96          0.60(a)
   1.00          0.80            17,970   0.55+(a)           4.96+         0.59+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.


                                                              NET ASSET                                   DIVIDENDS
                                                                VALUE                  NET                 FROM NET
                                                              BEGINNING            INVESTMENT             INVESTMENT
                                                              OF PERIOD           INCOME/(LOSS)             INCOME
                                                              ------------------------------------------------------
TREASURY
PRIMARY A SHARES
Year ended 3/31/2002........................................    $1.00                $0.0295               $(0.0295)
Year ended 3/31/2001........................................     1.00                 0.0593                (0.0593)
Year ended 3/31/2000........................................     1.00                 0.0493                (0.0493)
Year ended 3/31/1999........................................     1.00                 0.0499                (0.0499)
Year ended 3/31/1998........................................     1.00                 0.0531                (0.0531)
PRIMARY B SHARES
Year ended 3/31/2002........................................    $1.00                $0.0270               $(0.0270)
Year ended 3/31/2001........................................     1.00                 0.0568                (0.0568)
Year ended 3/31/2000........................................     1.00                 0.0468                (0.0468)
Year ended 3/31/1999........................................     1.00                 0.0474                (0.0474)
Year ended 3/31/1998........................................     1.00                 0.0506                (0.0506)
INVESTOR A SHARES
Year ended 3/31/2002........................................    $1.00                $0.0260               $(0.0260)
Year ended 3/31/2001........................................     1.00                 0.0558                (0.0558)
Year ended 3/31/2000........................................     1.00                 0.0458                (0.0458)
Year ended 3/31/1999........................................     1.00                 0.0464                (0.0464)
Year ended 3/31/1998........................................     1.00                 0.0496                (0.0496)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                $0.0270               $(0.0270)
Year ended 3/31/2001........................................     1.00                 0.0568                (0.0568)
Year ended 3/31/2000........................................     1.00                 0.0468                (0.0468)
Year ended 3/31/1999........................................     1.00                 0.0474                (0.0474)
Year ended 3/31/1998........................................     1.00                 0.0506                (0.0506)
INVESTOR C SHARES
Year ended 3/31/2002........................................    $1.00                $0.0270               $(0.0270)
Year ended 3/31/2001........................................     1.00                 0.0568                (0.0568)
Year ended 3/31/2000........................................     1.00                 0.0468                (0.0468)
Year ended 3/31/1999........................................     1.00                 0.0474                (0.0474)
Year ended 3/31/1998........................................     1.00                 0.0506                (0.0506)
DAILY SHARES
Year ended 3/31/2002........................................    $1.00                $0.0245               $(0.0245)
Year ended 3/31/2001........................................     1.00                 0.0542                (0.0542)
Year ended 3/31/2000........................................     1.00                 0.0443                (0.0443)
Year ended 3/31/1999........................................     1.00                 0.0449                (0.0449)
Year ended 3/31/1998........................................     1.00                 0.0481                (0.0481)

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                           RATIO OF       RATIO OF         RATIO OF
NET ASSET                    NET ASSETS   OPERATING    NET INVESTMENT      OPERATING
  VALUE                        END OF      EXPENSES    INCOME/(LOSS)      EXPENSES TO
   END          TOTAL          PERIOD     TO AVERAGE     TO AVERAGE         AVERAGE
OF PERIOD      RETURN++        (000)      NET ASSETS     NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------

  $1.00          2.99%       $  528,796      0.30%(a)       2.98%            0.34%(a)
   1.00          6.09           613,119      0.30(a)        5.91             0.33(a)
   1.00          5.04           503,511      0.30(a)        4.90             0.35(a)
   1.00          5.10           766,456      0.30(a)        5.01             0.35(a)
   1.00          5.43           615,185      0.30           5.31             0.35

  $1.00          2.74%       $    2,450      0.55%(a)       2.73%            0.59%(a)
   1.00          5.83            12,249      0.55(a)        5.66             0.58(a)
   1.00          4.78            11,496      0.55(a)        4.65             0.60(a)
   1.00          4.84            20,315      0.55(a)        4.76             0.60(a)
   1.00          5.18            11,764      0.55           5.06             0.60

  $1.00          2.63%       $1,101,599      0.65%(a)       2.63%            0.69%(a)
   1.00          5.72           914,264      0.65(a)        5.66             0.68(a)
   1.00          4.68         1,044,726      0.65(a)        4.55             0.70(a)
   1.00          4.74         1,176,233      0.65(a)        4.66             0.70(a)
   1.00          5.06         1,361,214      0.65           4.96             0.70

  $1.00          2.74%       $   91,248      0.55%(a)       2.73%            0.69%(a)
   1.00          5.83           194,898      0.55(a)        5.66             0.68(a)
   1.00          4.78           196,332      0.55(a)        4.65             0.70(a)
   1.00          4.84           261,840      0.55(a)        4.76             0.70(a)
   1.00          5.18           546,833      0.55           5.06             0.60

  $1.00          2.74%       $      117      0.55%(a)       2.73%            0.59%(a)
   1.00          5.83               114      0.55(a)        5.66             0.58(a)
   1.00          4.78               170      0.55(a)        4.65             0.60(a)
   1.00          4.84               175      0.55(a)        4.76             0.60(a)
   1.00          5.18             8,295      0.55           5.06             0.60

  $1.00          2.48%       $   42,166      0.80%(a)       2.48%            1.04%(a)
   1.00          5.56            58,910      0.80(a)        5.41             1.03(a)
   1.00          4.52           128,299      0.80(a)        4.40             1.05(a)
   1.00          4.58           219,592      0.80(a)        4.51             1.05(a)
   1.00          4.92           178,284      0.80           4.81             0.85

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.


                                                                  NET ASSET                         DIVIDENDS
                                                                    VALUE             NET            FROM NET
                                                                  BEGINNING       INVESTMENT        INVESTMENT
                                                                  OF PERIOD      INCOME/(LOSS)        INCOME
                                                                  --------------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Year ended 3/31/2002........................................        $1.00           $0.0298          $(0.0298)
Year ended 3/31/2001........................................         1.00            0.0610           (0.0610)
Year ended 3/31/2000........................................         1.00            0.0501           (0.0501)
Year ended 3/31/1999........................................         1.00            0.0497           (0.0497)
Year ended 3/31/1998........................................         1.00            0.0524           (0.0524)
PRIMARY B SHARES
Year ended 3/31/2002........................................        $1.00           $0.0273          $(0.0273)
Year ended 3/31/2001........................................         1.00            0.0585           (0.0585)
Year ended 3/31/2000........................................         1.00            0.0475           (0.0475)
Year ended 3/31/1999........................................         1.00            0.0472           (0.0472)
Year ended 3/31/1998........................................         1.00            0.0499           (0.0499)
INVESTOR A SHARES
Year ended 3/31/2002........................................        $1.00           $0.0263          $(0.0263)
Year ended 3/31/2001........................................         1.00            0.0575           (0.0575)
Year ended 3/31/2000........................................         1.00            0.0465           (0.0465)
Year ended 3/31/1999........................................         1.00            0.0462           (0.0462)
Year ended 3/31/1998........................................         1.00            0.0489           (0.0489)
INVESTOR B SHARES
Year ended 3/31/2002........................................        $1.00           $0.0273          $(0.0273)
Year ended 3/31/2001........................................         1.00            0.0585           (0.0585)
Year ended 3/31/2000........................................         1.00            0.0475           (0.0475)
Year ended 3/31/1999........................................         1.00            0.0472           (0.0472)
Year ended 3/31/1998........................................         1.00            0.0499           (0.0499)
INVESTOR C SHARES
Year ended 3/31/2002........................................        $1.00           $0.0273          $(0.0273)
Year ended 3/31/2001........................................         1.00            0.0585           (0.0585)
Year ended 3/31/2000........................................         1.00            0.0476           (0.0476)
Year ended 3/31/1999........................................         1.00            0.0472           (0.0472)
Year ended 3/31/1998........................................         1.00            0.0499           (0.0499)
DAILY SHARES
Year ended 3/31/2002........................................        $1.00           $0.0247          $(0.0247)
Year ended 3/31/2001........................................         1.00            0.0560           (0.0560)
Year ended 3/31/2000........................................         1.00            0.0450           (0.0450)
Year ended 3/31/1999........................................         1.00            0.0447           (0.0447)
Year ended 3/31/1998........................................         1.00            0.0474           (0.0474)

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

                                                                    WITHOUT WAIVERS
                                                                    AND/OR EXPENSE
                                                                    REIMBURSEMENTS
                                                                    ---------------
                                      RATIO OF       RATIO OF          RATIO OF
NET ASSET               NET ASSETS   OPERATING    NET INVESTMENT       OPERATING
  VALUE                   END OF      EXPENSES     INCOME/(LOSS)      EXPENSES TO
   END        TOTAL       PERIOD     TO AVERAGE     TO AVERAGE          AVERAGE
OF PERIOD    RETURN++     (000)      NET ASSETS     NET ASSETS        NET ASSETS
-----------------------------------------------------------------------------------

  $1.00        3.02%     $341,744    0.30%(a)           2.68%           0.38%(a)
   1.00        6.27       360,758    0.30(a)            6.09            0.36(a)
   1.00        5.12       270,879    0.30(a)            5.06            0.44(a)
   1.00        5.08       275,677    0.30(a)            4.97            0.58(a)
   1.00        5.39       217,506    0.30               5.25            0.59

  $1.00        2.76%     $    883    0.55%(a)           2.43%           0.63%(a)
   1.00        6.00           255    0.55(a)            5.84            0.61(a)
   1.00        4.86           583    0.55(a)            4.81            0.69(a)
   1.00        4.82         1,298    0.55(a)            4.72            0.83(a)
   1.00        5.12         1,812    0.55               5.00            0.84

  $1.00        2.66%     $ 13,583    0.65%(a)           2.33%           0.73%(a)
   1.00        5.90        22,925    0.65(a)            5.74            0.71(a)
   1.00        4.75        16,002    0.65(a)            4.71            0.79(a)
   1.00        4.72        13,924    0.65(a)            4.62            0.93(a)
   1.00        5.01        23,806    0.65               4.90            0.94

  $1.00        2.76%     $ 34,632    0.55%(a)           2.43%           0.73%(a)
   1.00        6.00        89,347    0.55(a)            5.84            0.71(a)
   1.00        4.86        81,334    0.55(a)            4.81            0.79(a)
   1.00        4.82        82,080    0.55(a)            4.72            0.93(a)
   1.00        5.12        77,060    0.55               5.00            0.84

  $1.00        2.76%     $    494    0.55%(a)           2.43%           0.63%(a)
   1.00        6.00           480    0.55(a)            5.84            0.61(a)
   1.00        4.86           458    0.55(a)            4.81            0.69(a)
   1.00        4.82            42    0.55(a)            4.72            0.83(a)
   1.00        5.12         3,369    0.55               5.00            0.84

  $1.00        2.51%     $ 23,843    0.80%(a)           2.18%           1.08%(a)
   1.00        5.74        20,877    0.80(a)            5.59            1.06(a)
   1.00        4.60        17,939    0.80(a)            4.56            1.14(a)
   1.00        4.56        43,430    0.80(a)            4.47            1.28(a)
   1.00        4.85         6,567    0.80               4.75            1.09

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.


                                                              NET ASSET                             DIVIDENDS
                                                                VALUE               NET              FROM NET
                                                              BEGINNING         INVESTMENT          INVESTMENT
                                                              OF PERIOD        INCOME/(LOSS)          INCOME
                                                              ------------------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Year ended 3/31/2002........................................    $1.00             $0.0204            $(0.0204)
Year ended 3/31/2001........................................     1.00              0.0383             (0.0383)
Year ended 3/31/2000........................................     1.00              0.0321             (0.0321)
Year ended 3/31/1999........................................     1.00              0.0312             (0.0312)
Year ended 3/31/1998........................................     1.00              0.0345             (0.0345)
PRIMARY B SHARES
Year ended 3/31/2002........................................    $1.00             $0.0179            $(0.0179)
Year ended 3/31/2001........................................     1.00              0.0358             (0.0358)
Year ended 3/31/2000........................................     1.00              0.0296             (0.0296)
Year ended 3/31/1999........................................     1.00              0.0288             (0.0288)
Year ended 3/31/1998........................................     1.00              0.0320             (0.0320)
INVESTOR A SHARES
Year ended 3/31/2002........................................    $1.00             $0.0169            $(0.0169)
Year ended 3/31/2001........................................     1.00              0.0348             (0.0348)
Year ended 3/31/2000........................................     1.00              0.0286             (0.0286)
Year ended 3/31/1999........................................     1.00              0.0278             (0.0278)
Year ended 3/31/1998........................................     1.00              0.0316             (0.0316)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00             $0.0179            $(0.0179)
Year ended 3/31/2001........................................     1.00              0.0358             (0.0358)
Year ended 3/31/2000........................................     1.00              0.0298             (0.0298)
Year ended 3/31/1999........................................     1.00              0.0293             (0.0293)
Year ended 3/31/1998........................................     1.00              0.0325             (0.0325)
INVESTOR C SHARES
Year ended 3/31/2002........................................    $1.00             $0.0179            $(0.0179)
Year ended 3/31/2001........................................     1.00              0.0358             (0.0358)
Year ended 3/31/2000........................................     1.00              0.0296             (0.0296)
Year ended 3/31/1999........................................     1.00              0.0288             (0.0288)
Year ended 3/31/1998........................................     1.00              0.0323             (0.0323)
DAILY SHARES
Year ended 3/31/2002........................................    $1.00             $0.0154            $(0.0154)
Year ended 3/31/2001........................................     1.00              0.0333             (0.0333)
Year ended 3/31/2000........................................     1.00              0.0271             (0.0271)
Year ended 3/31/1999........................................     1.00              0.0263             (0.0263)
Year ended 3/31/1998........................................     1.00              0.0295             (0.0295)

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                           RATIO OF       RATIO OF         RATIO OF
NET ASSET                    NET ASSETS   OPERATING    NET INVESTMENT      OPERATING
  VALUE                        END OF      EXPENSES    INCOME/(LOSS)       EXPENSES
   END          TOTAL          PERIOD     TO AVERAGE     TO AVERAGE       TO AVERAGE
OF PERIOD      RETURN++        (000)      NET ASSETS     NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------

  $1.00          2.06%       $2,606,052     0.30%           2.00%            0.33%
   1.00          3.89         2,383,067      0.30           3.80             0.33
   1.00          3.26         2,037,742      0.30           3.20             0.42
   1.00          3.17         2,132,148      0.30(a)        3.11             0.55(a)
   1.00          3.48         2,001,083      0.30(a)        3.43             0.56(a)

  $1.00          1.81%       $    2,010     0.55%           1.75%            0.58%
   1.00          3.63             3,120      0.55           3.55             0.58
   1.00          3.00             6,835      0.55           2.95             0.67
   1.00          2.91            10,236      0.55(a)        2.86             0.80(a)
   1.00          3.22             8,726      0.55(a)        3.18             0.81(a)

  $1.00          1.70%       $   80,108     0.65%           1.65%            0.68%
   1.00          3.53            51,705      0.65           3.45             0.68
   1.00          2.90            43,934      0.65           2.85             0.77
   1.00          2.81            53,693      0.65(a)        2.76             0.90(a)
   1.00          3.20           171,786      0.58(a)        3.15             0.84(a)

  $1.00          1.81%       $  210,389     0.55%           1.75%            0.68%
   1.00          3.63           239,923      0.55           3.55             0.68
   1.00          3.02           204,150      0.53           2.97             0.75
   1.00          2.97           259,469      0.50(a)        2.91             0.90(a)
   1.00          3.30           249,819      0.50(a)        3.23             0.76(a)

  $1.00          1.81%       $      257     0.55%           1.75%            0.58%
   1.00          3.63               290      0.55           3.55             0.58
   1.00          3.00               326      0.55           2.95             0.67
   1.00          2.91               218      0.55(a)        2.86             0.80(a)
   1.00          3.26            67,511      0.48(a)        3.25             0.74(a)

  $1.00          1.55%       $   96,175     0.80%           1.50%            1.03%
   1.00          3.38            93,290      0.80           3.30             1.03
   1.00          2.74           128,386      0.80           2.70             1.12
   1.00          2.66           333,210      0.80(a)        2.61             1.25(a)
   1.00          2.98            12,541      0.80(a)        2.93             1.06(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS


Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2002, the Trust offered thirty-three separate portfolios and the Company offered four separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company: Prime Fund, Treasury Fund, Government Money Market Fund and Tax Exempt Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Prime Fund also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of a Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees/ Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Fund's investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

At March 31, 2002, the Treasury Fund had no reverse repurchase agreements outstanding. The average daily balance of reverse repurchase agreements outstanding for 180 days for the Treasury Fund during the year ended March 31, 2002 was approximately $383,623,500. Prime Fund, Government Money Market Fund and Tax Exempt Fund did not enter into any reverse repurchase agreements during the year ended March 31, 2002.

NATIONS FUNDS

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the year ended March 31, 2002, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $252,243 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust and the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Fund's custodian. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash receipts and payments is presented in the Statement of cash flows for the Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.20% of each Fund's average daily net assets.

Each of the Trust and the Company has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Trust and the Company. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and the Company pursuant to agreements with BA Advisors. For the year ended March 31, 2002, Stephens and BA Advisors earned 0.08% and 0.01%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the year ended March 31, 2002 and until July 31, 2002, BA Advisors and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive

NATIONS FUNDS
their fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.30% of each Fund's average daily net assets.

BNY serves as the custodian of the Trust's and the Company's assets. For the year ended March 31, 2002, expenses of the Prime, Treasury and Government Money Market Funds were reduced by $25,550 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the year ended March 31, 2002, Bank of America earned approximately $20,292 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the year ended March 31, 2002, the Funds were informed that the distributor received $406,049 in contingent deferred sales charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Trust and the Company for serving as Trustee/Director or Officer of the Trust and the Company.

The Trust's and the Company's eligible Trustees/ Directors, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations. Effective January 1, 2002, the retirement plan was terminated. The Trust's and the Company's eligible Trustees/Directors had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Daily Shares of each Fund and shareholder servicing plans for the Primary B and the Investor C Shares of each Fund and Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the year ended March 31, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT
                                        RATE
                                     (AFTER FEE    PLAN
                                      WAIVERS)     LIMIT
                                     -------------------
Primary B, Investor A, Investor B,
  Investor C, Daily and Marsico
  Shareholder Servicing Plans......     0.25%      0.25%
Investor A Distribution Plan.......     0.10%      0.10%
Investor B Distribution Plan.......     0.00%*     0.10%
Daily Distribution Plan............     0.25%*     0.45%

---------------

 *During the year ended March 31, 2002 and until July 31, 2002
  Stephens has agreed to waive Investor B Distribution Plan fees and Daily Distribution Plan fees as a percentage of each respective Fund's average daily net assets at an annual rate of 0.10% and 0.20%, respectively.

NATIONS FUNDS

4.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At March 31, 2002, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 330,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees/Directors.

PRIME

                                                                                           FAIR      PERCENTAGE    HISTORICAL
                                                                 PAR VALUE     VALUE       VALUE       OF NET         COST
                                                  ACQUISITION     3/31/02     PER UNIT    3/31/02      ASSETS       3/31/02
SECURITY                                             DATE          (000)      3/31/02      (000)      3/31/02        (000)
-----------------------------------------------------------------------------------------------------------------------------
ANCHOR NATIONAL LIFE INSURANCE COMPANY:
  1.941%+ 04/01/02++............................   01/01/99       $25,000      $1.00      $25,000       0.4%        $25,000
  1.990%+ 04/01/02++............................   12/01/98        50,000       1.00       50,000       0.9%         50,000
SUN AMERICA LIFE INSURANCE COMPANY OF AMERICA:
  1.971%+ 04/01/02++............................   10/01/98        50,000       1.00       50,000       0.9%         50,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

++ Reset date.

TAX EXEMPT

                                                                                            FAIR      PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE       VALUE       OF NET         COST
                                                   ACQUISITION     3/31/02     PER UNIT    3/31/02      ASSETS       3/31/02
SECURITY                                              DATE          (000)       (000)       (000)      3/31/02        (000)
------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development
Authority Economic Development Revenue, (St.
Francis Bon Secours Hospital Project) Series
2000PT-503, (Merrill Lynch Guarantee and SBPA),
  1.710%* 11/15/30...............................   09/20/01       $25,000      $1.00      $25,000       0.8%        $25,000
Virginia Beach, Virginia Development Authority
Multi-Family Housing Revenue, (Briarwood
Apartments Project) Series 1999PT-1146, (FNMA
Collateral Agreement, Merrill Lynch SBPA),
  1.590%* 04/01/23...............................   12/12/01        13,080       1.00       13,080       0.4%         13,080

---------------
* Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

6.  LINES OF CREDIT

The Trust and the Company each participate with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken

NATIONS FUNDS
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At March 31, 2002, there were no loans outstanding under this Agreement. For the year ended March 31, 2002, borrowings by the Funds under the Agreement were as follows:

                                       AVERAGE
                                       AMOUNT       AVERAGE
                                     OUTSTANDING    INTEREST
FUND                                    (000)         RATE
------------------------------------------------------------
Prime..............................      $15          4.91%

7.  INCOME TAXES

Information on the tax components of capital is as follows:

                                                                                  NET TAX UNREALIZED    UNDISTRIBUTED
                                      COST OF        GROSS TAX      GROSS TAX       APPRECIATION/      ORDINARY INCOME/
                                  INVESTMENTS FOR    UNREALIZED     UNREALIZED    (DEPRECIATION) ON      (ACCUMULATED
                                   TAX PURPOSES     APPRECIATION   DEPRECIATION      INVESTMENTS        ORDINARY LOSS)
FUND                                   (000)           (000)          (000)             (000)               (000)
-----------------------------------------------------------------------------------------------------------------------
Prime...........................    $5,551,094           $--            $--               $--               $ (27)
Treasury........................     1,652,169           --             --                --                 (119)
Government Money Market.........       416,652           --             --                --                   45
Tax Exempt......................     2,988,819           --             --                --                   72

                                   UNDISTRIBUTED
                                  LONG-TERM GAINS/
                                    (ACCUMULATED
                                   CAPITAL LOSS)
FUND                                   (000)
--------------------------------  ----------------
Prime...........................       $(329)
Treasury........................        (196)
Government Money Market.........          --
Tax Exempt......................          --

At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                   EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                   IN 2003     IN 2004     IN 2005     IN 2006     IN 2007     IN 2008
                                    (000)       (000)       (000)       (000)       (000)       (000)
                                   --------------------------------------------------------------------
Prime............................     --          --         $265        $23          --         $41
Treasury.........................     $4         $95           31         14         $ 9          --

During the year ended March 31, 2002, the following Funds utilized capital losses as follows:

                                                              CAPITAL
                                                               LOSSES
                                                              UTILIZED
FUND                                                           (000)
----------------------------------------------------------------------
Prime.......................................................    $211
Treasury....................................................      17

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES
                                                                 DEFERRED
FUND                                                              (000)
----------------------------------------------------------------------------
Treasury....................................................       $44

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                          ORDINARY INCOME    LONG-TERM CAPITAL GAINS
FUND                                                           (000)                  (000)
----------------------------------------------------------------------------------------------------
Prime...................................................     $178,444                  $--
Treasury................................................       50,501                  --
Government Money Market.................................       13,613                  --
Tax Exempt..............................................       54,886                  --

NATIONS FUNDS

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due primarily to different book and tax accounting for dividend reclassifications.

8.  SUBSEQUENT EVENTS

On October 10, 2001, the Board of Trustees/Directors of each fund listed in the left column below (each a "Fund") approved an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which a successor fund to each fund shown in the right column (the "Acquiring Fund") has acquired all of the assets and liabilities of each corresponding Fund in exchange for shares of equal value of the Acquiring Fund. On March 27, 2002, the shareholders of each Fund approved the Reorganization. The Reorganization occurred and each Fund ceased operations on May 10, 2002. The principal effect of this Reorganization was to transfer each Fund's investment into an investment in a corresponding Acquiring Fund with similar investment objective, principal investment strategies and investment risks.

                                   REORGANIZED INTO A NEWLY
FUND                                CREATED SUCCESSOR FUND
---------------------------------------------------------------
Prime........................  Cash Reserves
Treasury.....................  Treasury Reserves
Government Money Market......  Government Reserves

On October 10, 2001, the Board of Trustees of Tax Exempt Fund (the "Fund") approved its Reorganization into a newly created successor fund, Tax-Exempt Reserves, that is substantially identical to the existing Fund. On March 27, 2002, the shareholders of each Fund approved the Reorganization. The Reorganization occurred on May 10, 2002. At that time, shares of the Fund were exchanged for shares of equal value of the newly created successor fund. The principal effect of this Reorganization was to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters.

NATIONS FUNDS

  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS/TRUSTEES OF NATIONS FUND, INC. AND NATIONS FUND TRUST

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Fund and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund, and Nations Tax Exempt Fund (constituting parts of Nations Fund, Inc. and Nations Fund Trust, hereafter collectively referred to as the "Funds") at March 31, 2002, and the results of each of their operations, the cash flows for Nations Treasury Fund, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 8, effective May 10, 2002, Nations Prime Fund, Nations Treasury Fund and Nations Government Money Market Fund completed reorganizations pursuant to which all of their assets were acquired and liabilities assumed in exchange for shares of equal value of the acquiring funds and ceased operations.

PricewaterhouseCoopers LLP
New York, New York
May 17, 2002

NATIONS FUND

  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2002, all of the distributions made from net investment income of Nations Tax Exempt Fund are 99.92% tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

NATIONS FUNDS

  FUND GOVERNANCE                                                (UNAUDITED)


The Boards of Trustees/Directors (the "Boards") of Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Funds Trust and Nations Master Investment Trust (the "Companies") oversee their funds to ensure that they are managed and operated in the interests of shareholders. This annual report may relate to Funds of one or more of the Companies. Please see the introduction for the Notes to financial statements for information about which Funds and which Companies are applicable to this annual report. A majority of the Trustees/Directors ("Board Members") are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the funds, apart from the personal investments that most Board Members have made in certain of the funds as private individuals. The Board Members bring distinguished backgrounds in government, business, academia and public service to their task of working with Company officers to establish the policies and oversee the activities of the funds. Although all Board Members are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Companies, the independent Board Members have particular responsibilities for assuring that the Companies are managed in the best interests of fund shareholders.

The following table provides basic information about the Board Members and Officers of the Companies. The mailing address of each Board Member is c/o Nations Funds, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255. Each Board Member and Officer serves in identical capacities for each Company (except for Mr. Carmichael, who serves in an advisory capacity for certain Companies) and serves an indefinite term, subject to retirement from service as required (pursuant to each Company's retirement policy) at the end of the calendar year in which a Board Member turns 72, provided that any Board Member who served on any of the Boards as of February 22, 2001, and who reached the age of 72 no later than the end of that calendar year, may continue to serve until the end of the calendar year in which such Trustee reaches age 75 and may continue to serve for successive annual periods thereafter upon the vote of a majority of the other Board Members.

NAME, AGE AND POSITION    TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING      NUMBER OF FUNDS IN
  WITH THE COMPANIES     LENGTH OF TIME SERVED          THE PAST FIVE YEARS          FUND COMPLEX OVERSEEN
----------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
William P. Carmichael    Indefinite term;        Senior Managing Director of The      41 (50 others in an
Age: 58                  Board Member since      Succession Fund (a company formed     advisory capacity
Board Member (Nations    1999                    to advise and buy family owned              only)
Funds Trust and                                  companies) from 1998 through
Nations Master                                   April 2001.
Investment Trust only)
William H. Grigg         Indefinite term;        Retired; Chairman Emeritus since             95
Age: 69                  Board Member since      July 1997, Chairman and Chief
Board Member             1991                    Executive Officer through July
                                                 1997 -- Duke Power Co.
Thomas F. Keller         Indefinite term;        R.J. Reynolds Industries                     95
Age: 70                  Board Member since      Professor of Business
Board Member             1991                    Administration, Fuqua School of
                                                 Business, Duke University, since
                                                 July 1974; Dean, Fuqua School of
                                                 Business Europe, Duke University,
                                                 July 1999 through June 2001
Carl E. Mundy, Jr.       Indefinite term;        President and Chief Executive                91
Age: 66                  Board Member since      Officer -- USO from May 1996 to
Board Member             1996                    May 2000; Commandant -- United
                                                 States Marine Corps from July
                                                 1991 to July 1995; Member, Board
                                                 of Advisors to the Comptroller
                                                 General of the United States;
                                                 Chairman, Board of Trustees,
                                                 Marine Corps University
                                                 Foundation;
Dr. Cornelius J. Pings   Indefinite term;        Retired; President, Association              91
Age: 73                  Board Member since      of American Universities through
Board Member             1999                    June 1998.

NAME, AGE AND POSITION
  WITH THE COMPANIES        OTHER DIRECTORSHIPS HELD
----------------------  ---------------------------------
INDEPENDENT BOARD MEMB
William P. Carmichael   Director -- Cobra Electronics
Age: 58                 Corporation (electronic equipment
Board Member (Nations   manufacturer), Opta Food
Funds Trust and         Ingredients, Inc. (food
Nations Master          ingredients manufacturer) and
Investment Trust only)  Golden Rule Insurance Company
                        since May, 1994; Board Member,
                        Nations Funds Family (4
                        registered investment companies)
William H. Grigg        Director, The Shaw Group, Inc.;
Age: 69                 and Director and Vice Chairman,
Board Member            Aegis Insurance Services, Ltd. (a
                        mutual fund insurance company in
                        Bermuda); Board Member, Nations
                        Funds Family (11 registered
                        investment companies)
Thomas F. Keller        Director, Wendy's International,
Age: 70                 Inc. (restaurant operating and
Board Member            franchising); Director, Dimon,
                        Inc. (tobacco); and Director,
                        Biogen, Inc. (pharmaceutical
                        biotechnology); Board Member,
                        Nations Funds Family (11
                        registered investment companies)
Carl E. Mundy, Jr.      Director -- Shering-Plough
Age: 66                 (pharmaceuticals and health care
Board Member            products); General Dynamics
                        Corporation (defense systems);
                        Board Member, Nations Funds
                        Family (7 registered investment
                        companies)

Dr. Cornelius J. Pings  Director, Farmers Group, Inc.
Age: 73                 (insurance company); Board
Board Member            Member, Nations Funds Family (7
                        registered investment companies)

NATIONS FUNDS

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)




NAME, AGE AND POSITION    TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING      NUMBER OF FUNDS IN
  WITH THE COMPANIES     LENGTH OF TIME SERVED          THE PAST FIVE YEARS          FUND COMPLEX OVERSEEN
----------------------------------------------------------------------------------------------------------
Charles B. Walker        Indefinite term;        Vice Chairman and Chief Financial            91
Age: 63                  Board Member since      Officer -- Albemarle Corporation
Board Member             1985                    (chemical manufacturing)
INTERESTED BOARD MEMBERS(1)
Edmund L. Benson, III    Indefinite term;        Director, President and                      91
Age: 65                  Board Member since      Treasurer, Saunders & Benson,
Board Member             1985                    Inc. (insurance)
James B. Sommers         Indefinite term;        Retired                                      91
Age: 63                  Board Member since
Board Member             1997
A. Max Walker            Indefinite term;        Independent Financial Consultant             95
Age: 80                  Board Member since
President, Chairman of   inception
the Boards and Board
Member
Thomas S. Word, Jr.      Indefinite term;        Partner -- McGuire, Woods, Battle            91
Age: 63                  Board Member since      & Boothe LLP (law firm)
Board Member             1985
OTHER OFFICERS
Richard H. Blank, Jr.    Indefinite term;        Senior Vice President since 1998,            N/A
Age: 44                  Secretary since 1993    and Vice President from 1994 to
Stephens Inc.            and Treasurer since     1998 -- Mutual Fund Services,
111 Center Street        1998                    Stephens Inc.; Secretary since
Little Rock, AR 72201                            September 1993 and Treasurer
Secretary and                                    since November 1998 -- Nations
Treasurer                                        Funds Family (7 other registered
                                                 investment companies)

NAME, AGE AND POSITION
  WITH THE COMPANIES        OTHER DIRECTORSHIPS HELD
----------------------  ---------------------------------
Charles B. Walker       Director -- Ethyl Corporation
Age: 63                 (chemical manufacturing); Board
Board Member            Member, Nations Funds Family (7
                        registered investment companies)
INTERESTED BOARD MEMBE
Edmund L. Benson, III   Director, Insurance Managers Inc.
Age: 65                 (insurance); Board Member,
Board Member            Nations Funds Family (7
                        registered investment companies)
James B. Sommers        Chairman -- Central Piedmont
Age: 63                 Community College Foundation;
Board Member            Director, Board of Commissioners,
                        Charlotte/Mecklenberg Hospital
                        Authority; Trustee, Central
                        Piedmont Community College, Mint
                        Museum of Art; Board Member,
                        Nations Funds Family (7
                        registered investment companies)
A. Max Walker           President, Chairman and Board
Age: 80                 Member, Nations Funds Family (7
President, Chairman of  registered investment companies)
the Boards and Board    Chairman and Board Member,
Member                  Nations Funds Family (4
                        registered investment companies)
Thomas S. Word, Jr.     Director -- Vaughan-Bassett
Age: 63                 Furniture Company, Inc.
Board Member            (furniture); Board Member,
                        Nations Funds Family (7
                        registered investment companies)
OTHER OFFICERS
Richard H. Blank, Jr.   N/A
Age: 44
Stephens Inc.
111 Center Street
Little Rock, AR 72201
Secretary and
Treasurer

---------------

(1) Basis of Interestedness. Mr. Benson's step-son is an employee of Bank of America, the parent of BA Advisors. Mr. Sommers own securities of Bank of America Corporation, the parent holding company of BA Advisors. Mr. Word is affiliated with a law firm which provides services to Bank of America and certain of its affiliates. Mr. A. Max Walker is an Interested Board Member by virtue of the fact that he also serves as President of the Companies.

More information about the Board Members is available in the Statement of Additional Information, which is available at no charge from Nations Funds.

THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund(1)
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund(2)
Nations Government Reserves
Nations Treasury Fund(3)
Nations Treasury Reserves
Nations Tax Exempt Fund(4)
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)(5)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund(6)
Nations Aggressive Growth Fund(7)
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund(8)
Nations Asset Allocation Fund
Nations Equity Income Fund(9)

VALUE FUNDS
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

1 Effective May 10, 2002, the fund reorganized into Nations Cash Reserves.
2 Effective May 10, 2002, the fund reorganized into Nations Government Reserves. 3 Effective May 10, 2002, the fund reorganized into Nations Treasury Reserves.
4 Effective May 10, 2002, the fund reorganized into Nations Tax-Exempt Reserves. 5 Effective May 10, 2002, these funds, excluding CA and FL, reorganized into a corresponding intermediate municipal bond fund of the same state which has substantially similar investment objectives and principal investment strategies.
6 Effective May 10, 2002, the fund's name changed to Nations Marsico Growth Fund which better reflects the fund's investment objective and strategies.
7 Effective May 10, 2002, the fund reorganized into Nations Capital Growth Fund. 8 Effective May 10, 2002, the fund reorganized into Nations Strategic Growth
  Fund.
9 Effective May 10, 2002, the fund reorganized into Nations Convertible
  Securities Fund.



MONEYAR
220635 (04/02)